Nationwide(R) VL
Separate Account-C
December 31, 2003

[LOGO] The BEST of AMERICA(R)
       America's FUTURE Life Series(SM)

                                      2003

                                  Annual Report

--------------------------------------------------------------------------------

                                                [LOGO] Nationwide(R)
                                   Nationwide Life and Annuity Insurance Company
                                            Home Office: Columbus, Ohio

VLOB-0173-12/03

                              [LOGO] Nationwide(R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

Nationwide Life and Annuity Insurance Company is pleased to present the 2003 annual report of the Nationwide VL Separate Account-C.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.


                              /s/ Joseph J. Gasper
                           --------------------------
                           Joseph J. Gasper, President
                                February 12, 2004

How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VL Separate Account-C. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 47.This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 42, provide further disclosures about the variable account and its underlying contract provisions.

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================================================================================

                        NATIONWIDE VL SEPARATE ACCOUNT-C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2003

Assets:
   Investments at fair value:
      AIM VIF Basic Value Fund - Series I (AIMBVF)
         383 shares (cost $3,509) ..........................................................   $     4,086
      Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)
         170,430 shares (cost $3,478,892) ..................................................     3,715,367
      American Century VP Balanced Fund - Class I (ACVPBal)
         52,995 shares (cost $308,674) .....................................................       357,187
      American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)
         74,228 shares (cost $444,744) .....................................................       528,505
      American Century VP Income & Growth Fund - Class I (ACVPIncGr)
         1,365,860 shares (cost $8,434,415) ................................................     8,973,701
      American Century VP International Fund - Class I (ACVPInt)
         1,061,776 shares (cost $6,081,317) ................................................     6,827,219
      American Century VP Ultra Fund - Class I (ACVPUltra)
         1,244 shares (cost $10,242) .......................................................        11,416
      American Century VP Value Fund - Class I (ACVPVal)
         597,791 shares (cost $3,818,258) ..................................................     4,656,790
      Baron Capital Asset Trust (BCAT)
         3,093 shares (cost $65,889) .......................................................        66,601
      Comstock GVIT Value Fund - Class I (ComGVITVal)
         6,046 shares (cost $47,153) .......................................................        60,096
      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         32,012 shares (cost $256,886) .....................................................       302,513
      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         9,837 shares (cost $75,015) .......................................................        87,061
      Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
         13,697 shares (cost $142,806) .....................................................       165,730
      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         124,613 shares (cost $1,451,277) ..................................................     1,719,662
      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         42,303 shares (cost $493,270) .....................................................       624,822
      Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares (DryMidCapStk)
         28,521 shares (cost $450,352) .....................................................       451,196
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         705 shares (cost $8,273) ..........................................................         9,236
      Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares (DrySRGro)
         14,382 shares (cost $272,481) .....................................................       342,159
      Dreyfus Stock Index Fund (DryStkIx)
         1,491,710 shares (cost $40,425,461) ...............................................    42,394,391
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         78,420 shares (cost $2,367,350) ...................................................     2,699,205
      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         35,997 shares (cost $607,233) .....................................................       725,695

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

      Dreyfus VIF - International Value Portfolio - Initial Shares (DryIntVal)
         19,379 shares (cost $217,019) .....................................................   $   262,392
      Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)
         214,161 shares (cost $1,605,935) ..................................................     1,717,574
      Federated Quality Bond Fund II - Primary Shares (FedQualBd)
         276,219 shares (cost $3,236,758) ..................................................     3,270,429
      Fidelity(R)VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         11,075 shares (cost $193,876) .....................................................       256,717
      Fidelity(R)VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
         278,910 shares (cost $5,364,081) ..................................................     6,445,603
      Fidelity(R)VIP - Growth Portfolio: Initial Class (FidVIPGr)
         148,916 shares (cost $4,172,265) ..................................................     4,622,359
      Fidelity(R)VIP - Growth Portfolio: Service Class (FidVIPGrS)
         572,926 shares (cost $20,430,658) .................................................    17,714,870
      Fidelity(R)VIP - High Income Portfolio: Initial Class (FidVIPHI)
         362,372 shares (cost $2,226,157) ..................................................     2,518,482
      Fidelity(R)VIP - High Income Portfolio: Service Class (FidVIPHIS)
         333,852 shares (cost $2,033,974) ..................................................     2,310,253
      Fidelity(R)VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         103,968 shares (cost $1,456,190) ..................................................     1,620,864
      Fidelity(R)VIP - Overseas Portfolio: Service Class (FidVIPOvS)
         175,139 shares (cost $2,169,464) ..................................................     2,719,906
      Fidelity(R)VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
         238,872 shares (cost $3,126,689) ..................................................     3,454,089
      Fidelity(R)VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
         23,174 shares (cost $446,923) .....................................................       536,016
      Fidelity(R)VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
         330,417 shares (cost $6,466,955) ..................................................     7,619,419
      Fidelity(R)VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
         55,844 shares (cost $760,590) .....................................................       841,562
      Fidelity(R)VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOPS)
         72,580 shares (cost $967,011) .....................................................     1,093,054
      Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2 (FTVIPFS)
         92,119 shares (cost $975,432) .....................................................     1,127,532
      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         123 shares (cost $1,147) ..........................................................         1,207
      Gartmore GVIT Global Financial Services Fund - Class I (GVITGIFin)
         53 shares (cost $623) .............................................................           601
      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGITech)
         4,353 shares (cost $16,957) .......................................................        16,149
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,800,582 shares (cost $22,130,555) ...............................................    21,841,062
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         273,605 shares (cost $2,176,334) ..................................................     2,730,579
      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         165 shares (cost $1,293) ..........................................................         1,730
      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         30,173 shares (cost $295,969) .....................................................       311,389
      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         163 shares (cost $1,423) ..........................................................         1,713
      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         163 shares (cost $1,335) ..........................................................         1,723

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         162 shares (cost $1,518) ..........................................................   $     1,702
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         39,214,502 shares (cost $39,214,502) ..............................................    39,214,502
      Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
         57,030,854 shares (cost $57,030,854) ..............................................    57,030,854
      Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I (NWGVITStrVal)
         56,870 shares (cost $478,460) .....................................................       568,126
      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         250,147 shares (cost $2,550,296) ..................................................     3,244,404
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         342,958 shares (cost $3,046,222) ..................................................     3,964,591
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         333,483 shares (cost $5,917,252) ..................................................     7,246,587
      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         208,986 shares (cost $1,701,936) ..................................................     2,146,285
      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         111 shares (cost $1,162) ..........................................................         1,195
      Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
         4,618 shares (cost $30,970) .......................................................        43,039
      Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)
         174,089 shares (cost $1,927,227) ..................................................     2,327,576
      J. P. Morgan GVIT Balanced Fund - Class I (JPMorBal)
         330,900 shares (cost $2,876,377) ..................................................     3,103,842
      Janus AS - Balanced Portfolio - Service Shares (JanBal)
         45,300 shares (cost $969,727) .....................................................     1,079,035
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         70,342 shares (cost $1,298,100) ...................................................     1,454,675
      Janus AS - Global Technology Portfolio - Service Shares (JanGITech)
         243,629 shares (cost $702,543) ....................................................       860,011
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         27,280 shares (cost $506,359) .....................................................       624,433
      MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
         227,999 shares (cost $2,112,531) ..................................................     2,248,069
      Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas)
         15,034 shares (cost $164,562) .....................................................       186,425
      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         63,341 shares (cost $567,707) .....................................................       660,016
      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         137,769 shares (cost $1,880,930) ..................................................     1,926,015
      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         620 shares (cost $8,154) ..........................................................         8,189
      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         338,361 shares (cost $4,617,803) ..................................................     5,187,072
      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         357,688 shares (cost $5,057,733) ..................................................     5,508,400
      One Group(R) IT Mid Cap Growth Portfolio (ONEMidCap)
         44,609 shares (cost $570,066) .....................................................       699,913
      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         167,633 shares (cost $6,499,778) ..................................................     6,153,806
      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         82,774 shares (cost $919,913) .....................................................       945,275
      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         256,888 shares (cost $8,723,843) ..................................................     8,914,027

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         65,363 shares (cost $1,193,899) ...................................................   $  1,639,309
      Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         16,019 shares (cost $269,765) .....................................................        307,560
      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
         44,720 shares (cost $604,124) .....................................................        711,935
      PIMCO VIT Low Duration Portfolio - Administrative Shares (PIMLowDur)
         2,503,308 shares (cost $25,719,554) ...............................................     25,708,975
      PIMCO VIT Real Return Portfolio - Administrative Shares (PIMRealRet)
         75,167 shares (cost $931,453) .....................................................        929,066
      PIMCO VIT Total Return Portfolio - Administrative Shares (PIMTotRet)
         1,732,835 shares (cost $18,072,202) ...............................................     17,952,173
      Pioneer High Yield VCT Portfolio - Class I Shares (PionHY)
         47,349 shares (cost $527,255) .....................................................        542,147
      Royce Capital Fund - Micro Cap (RoyMicro)
         266,073 shares (cost $2,256,528) ..................................................      2,900,192
      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         36,941 shares (cost $688,125) .....................................................        792,382
      Strong Opportunity Fund II, Inc. (StOpp2)
         528,790 shares (cost $7,938,693) ..................................................     10,041,727
      Strong VIF - Strong Discovery Fund II (StDisc2)
         17,657 shares (cost $190,491) .....................................................        223,543
      T. Rowe Price Equity Income Portfolio - II (TRPEI2)
         109,584 shares (cost $1,930,757) ..................................................      2,210,306
      T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)
         116,921 shares (cost $1,804,412) ..................................................      2,318,551
      Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
         192 shares (cost $565) ............................................................            602
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         1,336 shares (cost $16,536) .......................................................         17,785
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         23,990 shares (cost $197,994) .....................................................        291,480
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         23,745 shares (cost $293,306) .....................................................        353,084
      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         42,527 shares (cost $335,978) .....................................................        384,442
      Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
         12,565 shares (cost $90,655) ......................................................        107,056
      Van Kampen UIF - U.S.Real Estate Portfolio (VKUSRealEst)
         171,490 shares (cost $2,186,757) ..................................................      2,671,814
                                                                                               ------------
            Total Investments ..............................................................    383,212,105
   Accounts Receivable .....................................................................         --
                                                                                               ------------
            Total Assets ...................................................................    383,212,105
Accounts Payable ..........................................................................           3,461
                                                                                               ------------
Contract Owners Equity (note 7) ...........................................................    $383,208,644
                                                                                               ============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
Year Ended December 31, 2003

                                                        Total       AIMBVF   AllGroInc   ACVPBal
                                                    -------------   ------   ---------   -------
Investment activity:
   Reinvested dividends .........................   $   4,518,477       1          --      6,455
   Mortality and expense risk charges (note 3)...        (952,459)     (4)     (1,870)      (667)
                                                    -------------    ----    --------    -------
      Net investment income (loss) ..............       3,566,018      (3)     (1,870)     5,788
                                                    -------------    ----    --------    -------
   Proceeds from mutual fund shares sold ........     217,908,433     324     218,527     37,044
   Cost of mutual fund shares sold ..............    (230,401,912)   (284)   (208,285)   (36,165)
                                                    -------------    ----    --------    -------
      Realized gain (loss) on investments .......     (12,493,479)     40      10,242        879
   Change in unrealized gain (loss)
      on investments ............................      60,899,618     577     236,542     39,911
                                                    -------------    ----    --------    -------
      Net gain (loss) on investments ............      48,406,139     617     246,784     40,790
                                                    -------------    ----    --------    -------
   Reinvested capital gains .....................         387,027      --          --         --
                                                    -------------    ----    --------    -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  52,359,184     614     244,914     46,578
                                                    =============    ====    ========    =======

                                                    ACVPCapAp    ACVPIncGr     ACVPInt    ACVPUltra
                                                    ---------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends .........................         --       101,782       66,063        --
   Mortality and expense risk charges (note 3)...     (1,092)      (15,226)     (26,990)      (15)
                                                     -------    ----------    ---------     -----
      Net investment income (loss) ..............     (1,092)       86,556       39,073       (15)
                                                     -------    ----------    ---------     -----
   Proceeds from mutual fund shares sold ........     89,543     1,946,907    7,896,441     1,046
   Cost of mutual fund shares sold ..............    (97,901)   (2,384,577)  (9,433,415)     (853)
                                                     -------    ----------   ----------     -----
      Realized gain (loss) on investments .......     (8,358)     (437,670)  (1,536,974)      193
   Change in unrealized gain (loss)
      on investments ............................     88,760     2,351,299    3,330,374     1,174
                                                     -------    ----------   ----------     -----
      Net gain (loss) on investments ............     80,402     1,913,629    1,793,400     1,367
                                                     -------    ----------   ----------     -----
   Reinvested capital gains .....................         --            --           --        --
                                                     -------    ----------   ----------     -----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     79,310     2,000,185    1,832,473     1,352
                                                     =======    ==========   ==========     =====

                                                      ACVPVal      BCAT     CVSSEP    ComGVITVal
                                                    -----------   -----   ---------   ----------
Investment activity:
   Reinvested dividends .........................   $    76,805     --           --        648
   Mortality and expense risk charges (note 3)...       (17,275)   (13)      (1,154)      (132)
                                                    -----------   ----    ---------     ------
      Net investment income (loss) ..............        59,530    (13)      (1,154)       516
                                                    -----------   ----    ---------     ------

   Proceeds from mutual fund shares sold ........     7,713,161    110    2,897,679      7,000
   Cost of mutual fund shares sold ..............    (7,972,327)  (110)   3,125,496)    (6,408)
                                                    -----------   ----    ---------     ------
      Realized gain (loss) on investments .......      (259,166)    --     (227,817)       592
   Change in unrealized gain (loss)
      on investments ............................     1,788,027    712       78,830     12,724
                                                    -----------   ----    ---------     ------
      Net gain (loss) on investments ............     1,528,861    712     (148,987)    13,316
                                                    -----------   ----    ---------     ------
   Reinvested capital gains .....................            --     --           --         --
                                                    -----------   ----    ---------     ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ 1,588,391    699     (150,141)    13,832
                                                    ===========   ====    =========     ======

                                                     CSGPVen    CSIntEq    CSLCapV   CSSmCapGr
                                                    --------   --------   --------   ---------
Investment activity:
   Reinvested dividends .........................         --        246      1,114          --
   Mortality and expense risk charges (note 3)...     (1,061)      (238)      (423)     (2,143)
                                                    --------   --------   --------    --------
      Net investment income (loss) ..............     (1,061)         8        691      (2,143)
                                                    --------   --------   --------    --------

   Proceeds from mutual fund shares sold ........    846,817    905,974    159,802     280,873
   Cost of mutual fund shares sold ..............   (734,421)  (876,596)  (206,387)   (191,056)
                                                    --------   --------   --------    --------
      Realized gain (loss) on investments .......    112,396     29,378    (46,585)     89,817
   Change in unrealized gain (loss)
      on investments ............................     69,511      9,837     75,199     244,757
                                                    --------   --------   --------    --------
      Net gain (loss) on investments ............    181,907     39,215     28,614     334,574
                                                    --------   --------   --------    --------
   Reinvested capital gains .....................         --         --         --          --
                                                    --------   --------   --------    --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    180,846     39,223     29,305     332,431
                                                    ========   ========   ========    ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                    DryMidCapIx   DryMidCapStk   DrySmCapIxS   DrySRGro
                                                    -----------   ------------   -----------   --------
Investment activity:
   Reinvested dividends .........................   $     3,421        1,062             14         348
   Mortality and expense risk charges (note 3) ..        (2,125)        (114)          (120)       (782)
                                                    -----------     --------       --------     -------
      Net investment income (loss) ..............         1,296          948           (106)       (434)
                                                    -----------     --------       --------     -------

   Proceeds from mutual fund shares sold ........     1,039,566      115,370        423,603      60,171
   Cost of mutual fund shares sold ..............    (1,059,054)    (108,666)      (436,404)    (63,452)
                                                    -----------     --------       --------     -------
      Realized gain (loss) on investments .......       (19,488)       6,704        (12,801)     (3,281)
   Change in unrealized gain (loss)
      on investments ............................       255,804          844            963      74,901
                                                    -----------     --------       --------     -------
      Net gain (loss) on investments ............       236,316        7,548        (11,838)     71,620
                                                    -----------     --------       --------     -------
   Reinvested capital gains .....................             4           --             46          --
                                                    -----------     --------       --------     -------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   237,616        8,496        (11,898)     71,186
                                                    ===========     ========       ========     =======

                                                      DryStkIx     DryVIFApp   DryVIFGrInc   DryIntVal
                                                    -----------   ----------   -----------   ---------
Investment activity:
   Reinvested dividends .........................       507,327       34,843        4,248       2,102
   Mortality and expense risk charges (note 3) ..       (85,192)     (12,716)      (1,219)       (340)
                                                    -----------   ----------     --------      ------
      Net investment income (loss) ..............       422,135       22,127        3,029       1,762
                                                    -----------   ----------     --------      ------

   Proceeds from mutual fund shares sold ........     7,614,065    4,830,181      111,292       4,126
   Cost of mutual fund shares sold ..............   (10,220,554)  (5,272,478)    (110,040)     (3,491)
                                                    -----------   ----------     --------      ------
      Realized gain (loss) on investments .......    (2,606,489)    (442,297)       1,252         635
   Change in unrealized gain (loss)
      on investments ............................    10,819,143    1,213,972      108,111      45,372
                                                    -----------   ----------     --------      ------
      Net gain (loss) on investments ............     8,212,654      771,675      109,363      46,007
                                                    -----------   ----------     --------      ------
   Reinvested capital gains .....................            --           --           --          --
                                                    -----------   ----------     --------      ------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......     8,634,789      793,802      112,392      47,769
                                                    ===========   ==========     ========      ======

                                                    FGVITHiInc    FedQualBd   FidVIPEI    FidVIPEIS
                                                    ----------   ----------   --------   ----------
Investment activity:
   Reinvested dividends .........................    $ 118,932      102,808      2,156       57,412
   Mortality and expense risk charges (note 3) ..       (4,606)      (7,675)      (500)     (15,506)
                                                     ---------   ----------    -------   ----------
      Net investment income (loss) ..............      114,326       95,133      1,656       41,906
                                                     ---------   ----------    -------   ----------

   Proceeds from mutual fund shares sold ........      959,251    1,506,401     65,856    1,740,194
   Cost of mutual fund shares sold ..............     (931,706)  (1,446,684)   (57,454)  (2,032,616)
                                                     ---------   ----------    -------   ----------
      Realized gain (loss) on investments .......       27,545       59,717      8,402     (292,422)
                                                     ---------   ----------    -------   ----------
   Change in unrealized gain (loss)
      on investments ............................      162,510      (26,158)    52,780    1,686,703
                                                     ---------   ----------    -------   ----------
      Net gain (loss) on investments ............      190,055       33,559     61,182    1,394,281
                                                     ---------   ----------    -------   ----------
   Reinvested capital gains .....................           --           --         --           --
                                                     ---------   ----------    -------   ----------
   Net increase (decrease) in contract owners'
      equity resulting from operations ..........    $ 304,381      128,692     62,838    1,436,187
                                                     =========   ==========    =======   ==========

                                                     FidVIPGr     FidVIPGrS   FidVIPHI    FidVIPHIS
                                                    ----------   ----------   --------   ----------
Investment activity:
   Reinvested dividends .........................       11,556       30,410    104,321      204,410
   Mortality and expense risk charges (note 3) ..      (10,969)     (30,711)    (4,344)      (7,246)
                                                    ----------   ----------   --------   ----------
      Net investment income (loss) ..............          587         (301)    99,977      197,164
                                                    ----------   ----------   --------   ----------
   Proceeds from mutual fund shares sold ........    2,338,836    1,949,800    763,527    2,560,155
   Cost of mutual fund shares sold ..............   (3,067,701)  (3,809,198)  (690,133)  (2,467,605)
                                                    ----------   ----------   --------   ----------
      Realized gain (loss) on investments .......     (728,865)  (1,859,398)    73,394       92,550
                                                    ----------   ----------   --------   ----------
   Change in unrealized gain (loss)
      on investments ............................    2,021,527    6,205,534    228,450      274,223
                                                    ----------   ----------   --------   ----------
      Net gain (loss) on investments ............    1,292,662    4,346,136    301,844      366,773
                                                    ----------   ----------   --------   ----------
   Reinvested capital gains .....................           --           --         --           --
                                                    ----------   ----------   --------   ----------
   Net increase (decrease) in contract owners'
      equity resulting from operations ..........    1,293,249    4,345,835    401,821      563,937
                                                    ==========   ==========   ========   ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                    FidVIPOv    FidVIPOvS   FidVIPAM   FidVIPCon
                                                    --------   ----------   --------   ---------
Investment activity:
   Reinvested dividends .........................   $  3,512       21,306    106,015       1,262
   Mortality and expense risk charges (note 3) ..     (1,615)      (7,456)    (7,789)       (928)
                                                    --------   ----------   --------    --------
      Net investment income (loss) ..............      1,897       13,850     98,226         334
                                                    --------   ----------   --------    --------
   Proceeds from mutual fund shares sold ........     47,494    2,283,033    253,207     245,997
   Cost of mutual fund shares sold ..............    (59,907)  (3,019,599)  (274,203)   (234,736)
                                                    --------   ----------   --------    --------
      Realized gain (loss) on investments .......    (12,413)    (736,566)   (20,996)     11,261
   Change in unrealized gain (loss)
      on investments ............................    250,477    1,627,578    433,269      88,176
                                                    --------   ----------   --------    --------
      Net gain (loss) on investments ............    238,064      891,012    412,273      99,437
                                                    --------   ----------   --------    --------
   Reinvested capital gains .....................         --           --         --          --
                                                    --------   ----------   --------    --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $239,961      904,862    510,499      99,771
                                                    ========   ==========   ========    ========

                                                    FidVIPConS   FidVIPGrOp   FidVIPGrOPS   FidVIPValStS
                                                    ----------   ----------   -----------   ------------
Investment activity:
   Reinvested dividends .........................       20,255        8,599        6,804            --
   Mortality and expense risk charges (note 3) ..      (16,799)      (2,458)      (2,947)         (135)
                                                    ----------   ----------     --------      --------
      Net investment income (loss) ..............        3,456        6,141        3,857          (135)
                                                    ----------   ----------     --------      --------
   Proceeds from mutual fund shares sold ........    3,322,931    1,543,931      446,542       332,715
   Cost of mutual fund shares sold ..............   (4,079,578)  (1,571,139)    (580,315)     (352,835)
                                                    ----------   ----------     --------      --------
      Realized gain (loss) on investments .......     (756,647)     (27,208)    (133,773)      (20,120)
   Change in unrealized gain (loss)
      on investments ............................    2,197,581      252,689      374,378        (1,822)
                                                    ----------   ----------     --------      --------
      Net gain (loss) on investments ............    1,440,934      225,481      240,605       (21,942)
                                                    ----------   ----------     --------      --------
   Reinvested capital gains .....................           --           --           --            --
                                                    ----------   ----------     --------      --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    1,444,390      231,622      244,462       (22,077)
                                                    ==========   ==========     ========      ========

                                                     FTVIPFS   GVITEmMrkts   GVITGIFin   GVITGITech
                                                    --------   -----------   ---------   ----------
Investment activity:
   Reinvested dividends .........................   $  5,677           --         2             --
   Mortality and expense risk charges (note 3) ..     (1,464)         (19)       --           (600)
                                                    --------     --------       ---       --------
      Net investment income (loss) ..............      4,213          (19)        2           (600)
                                                    --------     --------       ---       --------
   Proceeds from mutual fund shares sold ........     18,780      107,954         8        495,749
   Cost of mutual fund shares sold ..............    (16,713)    (105,304)       (8)      (402,821)
                                                    --------     --------       ---       --------
      Realized gain (loss) on investments .......      2,067        2,650        --         92,928
   Change in unrealized gain (loss)
      on investments ............................    152,100           60       (22)        39,269
                                                    --------     --------       ---       --------
      Net gain (loss) on investments ............    154,167        2,710       (22)       132,197
                                                    --------     --------       ---       --------
   Reinvested capital gains .....................         --           --        54             --
                                                    --------     --------       ---       --------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $158,380        2,691        34        131,597
                                                    ========     ========       ===       ========

                                                    GVITGlUtl    GVITGvtBd    GVITGrowth   GVITIDAgg
                                                    ---------   -----------   ----------   ---------
Investment activity:
   Reinvested dividends .........................       --        1,315,120         403         21
   Mortality and expense risk charges (note 3) ..       --         (126,407)     (6,628)        (3)
                                                       ---      -----------    --------       ----
      Net investment income (loss) ..............       --        1,188,713      (6,225)        18
                                                       ---      -----------    --------       ----
   Proceeds from mutual fund shares sold ........       98       65,945,448     776,777        902
   Cost of mutual fund shares sold ..............      (97)     (64,841,641)   (855,730)      (881)
                                                       ---      -----------    --------       ----
      Realized gain (loss) on investments .......        1        1,103,807     (78,953)        21
   Change in unrealized gain (loss)
      on investments ............................       --       (1,480,356)    731,053        437
                                                       ---      -----------    --------       ----
      Net gain (loss) on investments ............        1         (376,549)    652,100        458
                                                       ---      -----------    --------       ----
   Reinvested capital gains .....................       --           64,400          --         19
                                                       ---      -----------    --------       ----
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        1          876,564     645,875        495
                                                       ===      ===========    ========       ====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                           GVITIDCon   GVITIDMod   GVITIDModAgg   GVITIDModCon
                                                           ---------   ---------   ------------   ------------
Investment activity:
   Reinvested dividends ................................    $ 7,145        28            22             33
   Mortality and expense risk charges (note 3) .........       (594)       (3)           (3)            (3)
                                                            -------      ----          ----           ----
      Net investment income (loss) .....................      6,551        25            19             30
                                                            -------      ----          ----           ----

   Proceeds from mutual fund shares sold ...............      4,446       794           847            853
   Cost of mutual fund shares sold .....................     (4,321)     (789)         (836)          (845)
                                                            -------      ----          ----           ----
      Realized gain (loss) on investments ..............        125         5            11              8
   Change in unrealized gain (loss) on investments .....     15,420       290           388            183
                                                            -------      ----          ----           ----
      Net gain (loss) on investments ...................     15,545       295           399            191
                                                            -------      ----          ----           ----
   Reinvested capital gains ............................      1,172         1            --              3
                                                            -------      ----          ----           ----
      Net increase (decrease) in contract owners's
         equity resulting from operations ..............    $23,268       321           418            224
                                                            =======      ====          ====           ====

                                                           GVITIntGro    GVITMyMkt     GVITMyMkt5   NWGVITStrVal
                                                           ----------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ................................          --        248,429       392,410          166
   Mortality and expense risk charges (note 3) .........        (105)       (93,485)     (147,744)      (1,192)
                                                            --------     ----------   -----------      -------
      Net investment income (loss) .....................        (105)       154,944       244,666       (1,026)
                                                            --------     ----------   -----------      -------

   Proceeds from mutual fund shares sold ...............     276,551      7,996,284    34,305,176       61,279
   Cost of mutual fund shares sold .....................    (257,693)    (7,996,284)  (34,305,176)     (79,418)
                                                            --------     ----------   -----------      -------
      Realized gain (loss) on investments ..............      18,858             --            --      (18,139)
   Change in unrealized gain (loss) on investments .....          --             --            --      176,351
                                                            --------     ----------   -----------      -------
      Net gain (loss) on investments ...................      18,858             --            --      158,212
                                                            --------     ----------   -----------      -------
   Reinvested capital gains ............................          --             --            --           --
                                                            --------     ----------   -----------      -------
      Net increase (decrease) in contract owners' equity
         resulting from operations .....................      18,753        154,944       244,666      157,186
                                                            ========     ==========   ===========      =======

                                                           GVITSmCapGr   GVITSmCapVal   GVITSmComp    GVITTotRt
                                                           -----------   ------------   ----------   ----------
Investment activity:
   Reinvested dividends ................................    $      --             26            --       24,161
   Mortality and expense risk charges (note 3) .........       (6,895)       (12,413)      (22,437)     (15,485)
                                                            ---------     ----------    ----------   ----------
      Net investment income (loss) .....................       (6,895)       (12,387)      (22,437)       8,676
                                                            ---------     ----------    ----------   ----------

   Proceeds from mutual fund shares sold ...............      811,923      4,820,475     4,859,830    5,826,747
   Cost of mutual fund shares sold .....................     (853,937)    (5,212,037)   (5,084,331)  (5,827,561)
                                                            ---------     ----------    ----------   ----------
      Realized gain (loss) on investments ..............      (42,014)      (391,562)     (224,501)        (814)
   Change in unrealized gain (loss) on investments .....      855,697      2,488,398     2,796,515      867,733
                                                            ---------     ----------    ----------   ----------
      Net gain (loss) on investments ...................      813,683      2,096,836     2,572,014      866,919
                                                            ---------     ----------    ----------   ----------
   Reinvested capital gains ............................           --             --            --           --
                                                            ---------     ----------    ----------   ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..............    $ 806,788      2,084,449     2,549,577      875,595
                                                            =========     ==========    ==========   ==========

                                                           GVITUSGro   GVITWLead   GSVITMidCap    JPMorBal
                                                           ---------   ---------   -----------   ----------
Investment activity:
   Reinvested dividends ................................       --            --       17,921         33,583
   Mortality and expense risk charges (note 3) .........       (1)         (135)      (6,198)        (4,194)
                                                              ---       -------      -------     ----------
      Net investment income (loss) .....................       (1)         (135)      11,723         29,389
                                                              ---       -------      -------     ----------

   Proceeds from mutual fund shares sold ...............       54        84,351       46,025        955,632
   Cost of mutual fund shares sold .....................      (53)      (85,101)     (42,871)    (1,042,105)
                                                              ---       -------      -------     ----------
      Realized gain (loss) on investments ..............        1          (750)       3,154        (86,473)
   Change in unrealized gain (loss) on investments .....       34        15,082      400,349        342,500
                                                              ---       -------      -------     ----------
      Net gain (loss) on investments ...................       35        14,332      403,503        256,027
                                                              ---       -------      -------     ----------
   Reinvested capital gains ............................       79            --       23,524             --
                                                              ---       -------      -------     ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ..............      113        14,197      438,750        285,416
                                                              ===       =======      =======     ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                            JanBal     JanCapAp    JanGITech    JanIntGro
                                                           --------   ----------   ---------   ----------
Investment activity:
   Reinvested dividends ................................   $ 18,449        2,562         --         7,559
   Mortality and expense risk charges (note 3) .........     (2,380)      (3,195)    (2,190)       (2,447)
                                                           --------   ----------   --------    ----------
      Net investment income (loss) .....................     16,069         (633)    (2,190)        5,112
                                                           --------   ----------   --------    ----------

   Proceeds from mutual fund shares sold ...............     21,221    1,839,859    526,714     1,048,449
   Cost of mutual fund shares sold .....................    (20,426)  (2,167,716)  (618,577)   (1,163,089)
                                                           --------   ----------   --------    ----------
      Realized gain (loss) on investments ..............        795     (327,857)   (91,863)     (114,640)
   Change in unrealized gain (loss) on investments .....    113,758      446,779    419,523       299,723
                                                           --------   ----------   --------    ----------
      Net gain (loss) on investments ...................    114,553      118,922    327,660       185,083
                                                           --------   ----------   --------    ----------
   Reinvested capital gains ............................         --           --         --            --
                                                           --------   ----------   --------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ...........   $130,622      118,289    325,470       190,195
                                                           ========   ==========   ========    ==========

                                                           MGVITMultiSec   NBAMTFas   NBAMTGro   NBAMTGuard
                                                           -------------   --------   --------   ----------
Investment activity:
   Reinvested dividends ................................      124,122            --         --      13,831
   Mortality and expense risk charges (note 3) .........       (6,680)         (381)      (840)     (3,326)
                                                             --------      --------    -------    --------
      Net investment income (loss) .....................      117,442          (381)      (840)     10,505
                                                             --------      --------    -------    --------

   Proceeds from mutual fund shares sold ...............      641,398       610,084     37,559     388,974
   Cost of mutual fund shares sold .....................     (621,787)     (603,909)   (29,379)   (494,700)
                                                             --------      --------    -------    --------
      Realized gain (loss) on investments ..............       19,611         6,175      8,180    (105,726)
   Change in unrealized gain (loss) on investments .....      117,271        21,863     81,810     566,224
                                                             --------      --------    -------    --------
      Net gain (loss) on investments ...................      136,882        28,038     89,990     460,498
                                                             --------      --------    -------    --------
   Reinvested capital gains ............................           --            87         --          --
                                                             --------      --------    -------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ...........      254,324        27,744     89,150     471,003
                                                             ========      ========    =======    ========

                                                           NBAMTLMat    NBAMTMCGr   NBAMTPart   ONEMidCap
                                                           ---------   ----------   ---------   ---------
Investment activity
   Reinvested dividends ................................   $  11,903           --          --         --
   Mortality and expense risk charges (note 3) .........        (749)      (7,344)     (9,352)    (2,064)
                                                           ---------   ----------   ---------    -------
      Net investment income (loss) .....................      11,154       (7,344)     (9,352)    (2,064)
                                                           ---------   ----------   ---------    -------

   Proceeds from mutual fund shares sold ...............     465,081    1,139,331     362,907     82,303
   Cost of mutual fund shares sold .....................    (465,030)  (1,328,542)   (438,565)   (80,888)
                                                           ---------   ----------   ---------    -------
      Realized gain (loss) on investments ..............          51     (189,211)    (75,658)     1,415
   Change in unrealized gain (loss) on investments .....      (4,668)     771,579   1,167,877    129,846
                                                           ---------   ----------   ---------    -------
      Net gain (loss) on investments ...................      (4,617)     582,368   1,092,219    131,261
                                                           ---------   ----------   ---------    -------
   Reinvested capital gains ............................          --           --          --         --
                                                           ---------   ----------   ---------    -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ...........   $   6,537      575,024   1,082,867    129,197
                                                           =========   ==========   =========    =======

                                                            OppAggGro    OppBdFd     OppCapAp     OppGlSec
                                                           ----------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ................................           --      70,184       36,003       12,820
   Mortality and expense risk charges (note 3) .........      (12,256)     (2,966)     (21,969)      (5,253)
                                                           ----------    --------   ----------   ----------
      Net investment income (loss) .....................      (12,256)     67,218       14,034        7,567
                                                           ----------    --------   ----------   ----------

   Proceeds from mutual fund shares sold ...............    1,712,472     472,200    3,419,764    1,532,659
   Cost of mutual fund shares sold .....................   (2,412,222)   (461,445)  (4,809,269)  (1,350,520)
                                                           ----------    --------   ----------   ----------
      Realized gain (loss) on investments ..............     (699,750)     10,755   (1,389,505)     182,139
   Change in unrealized gain (loss) on investments .....    2,021,578      (4,539)   3,798,618      488,131
                                                           ----------    --------   ----------   ----------
      Net gain (loss) on investments ...................    1,321,828       6,216    2,409,113      670,270
                                                           ----------    --------   ----------   ----------
   Reinvested capital gains ............................           --          --           --           --
                                                           ----------    --------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ...........    1,309,572      73,434    2,423,147      677,837
                                                           ==========    ========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                     OppMSGrInc   OppMultStr   PIMLowDur   PIMRealRet
                                                    -----------   ----------   ---------   ----------
Investment activity:
   Reinvested dividends .........................    $   2,111       12,675     109,322        21,254
   Mortality and expense risk charges (note 3)...         (830)      (1,187)    (20,108)       (3,054)
                                                     ---------     --------    --------    ----------
      Net investment income (loss) ..............        1,281       11,488      89,214        18,200
                                                     ---------     --------    --------    ----------

   Proceeds from mutual fund shares sold ........      357,970      111,332     198,554     2,373,833
   Cost of mutual fund shares sold ..............     (401,418)    (103,247)   (197,838)   (2,355,298)
                                                     ---------     --------    --------    ----------
      Realized gain (loss) on investments .......      (43,448)       8,085         716        18,535
   Change in unrealized gain (loss)
      on investments ............................       93,699       86,162     (13,411)       (2,386)
                                                     ---------     --------    --------    ----------
      Net gain (loss) on investments ............       50,251       94,247     (12,695)       16,149
                                                     ---------     --------    --------    ----------
   Reinvested capital gains .....................           --           --      29,389        25,140
                                                     ---------     --------    --------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................    $  51,532      105,735     105,908        59,489
                                                     =========     ========    ========    ==========

                                                     PIMTotRet     PionHY     RoyMicro   SGVITMdCpGr
                                                    ----------   ----------   --------   -----------
Investment activity:
   Reinvested dividends .........................      356,959       37,086        --           --
   Mortality and expense risk charges (note 3)...      (52,196)      (1,289)   (4,756)      (1,503)
                                                    ----------   ----------   -------     --------
      Net investment income (loss) ..............      304,763       35,797    (4,756)      (1,503)
                                                    ----------   ----------   -------     --------

   Proceeds from mutual fund shares sold ........    5,343,293    1,201,796   125,572      188,478
   Cost of mutual fund shares sold ..............   (5,324,805)  (1,073,216)  (95,307)    (262,356)
                                                    ----------   ----------   -------     --------
      Realized gain (loss) on investments .......       18,488      128,580    30,265      (73,878)
   Change in unrealized gain (loss)
      on investments ............................     (120,029)      14,892   637,808      251,221
                                                    ----------   ----------   -------     --------
      Net gain (loss) on investments ............     (101,541)     143,472   668,073      177,343
                                                    ----------   ----------   -------     --------
   Reinvested capital gains .....................      135,468           --   107,641           --
                                                    ----------   ----------   -------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................      338,690      179,269   770,958      175,840
                                                    ==========   ==========   =======     ========

                                                       StOpp2     StDisc2   StIntStk2    TRPEI2
                                                    -----------   -------   ---------   --------
Investment activity:
   Reinvested dividends .........................   $     6,714        --         70      21,655
   Mortality and expense risk charges (note 3)...       (26,243)     (291)        (2)     (4,816)
                                                    -----------   -------     ------    --------
      Net investment income (loss) ..............       (19,529)     (291)        68      16,839
                                                    -----------   -------     ------    --------

   Proceeds from mutual fund shares sold ........     4,386,683    19,619      4,138     375,681
   Cost of mutual fund shares sold ..............    (5,218,551)  (14,645)    (4,191)   (341,938)
                                                    -----------   -------     ------    --------
      Realized gain (loss) on investments .......      (831,868)    4,974        (53)     33,743
   Change in unrealized gain (loss)
      on investments ............................     3,711,990    32,539       (192)    279,549
                                                    -----------   -------     ------    --------
      Net gain (loss) on investments ............     2,880,122    37,513       (245)    313,292
                                                    -----------   -------     ------    --------
   Reinvested capital gains .....................            --        --         --          --
                                                    -----------   -------     ------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................   $ 2,860,593    37,222       (177)    330,131
                                                    ===========   =======     ======    ========

                                                     TRPMCG2   TurnGVITGro   VEWrldBd   VEWrldEMkt
                                                    --------   -----------   --------   ----------
Investment activity:
   Reinvested dividends .........................         --        --           535          302
   Mortality and expense risk charges (note 3)...     (5,156)       --           (97)        (835)
                                                    --------       ---       -------     --------
      Net investment income (loss) ..............     (5,156)       --           438         (533)
                                                    --------       ---       -------     --------

   Proceeds from mutual fund shares sold ........    751,315        59        84,695      359,846
   Cost of mutual fund shares sold ..............   (570,903)      (58)      (81,779)    (327,493)
                                                    --------       ---       -------     --------
      Realized gain (loss) on investments .......    180,412         1         2,916       32,353
   Change in unrealized gain (loss)
      on investments ............................    511,011        37          (314)      97,555
                                                    --------       ---       -------     --------
      Net gain (loss) on investments ............    691,423        38         2,602      129,908
                                                    --------       ---       -------     --------
   Reinvested capital gains .....................         --        --            --           --
                                                    --------       ---       -------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................    686,267        38         3,040      129,375
                                                    ========       ===       =======     ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2003

                                                    VEWrldHAs    VKEmMkt   VKMidCapG   VKUSRealEst
                                                    ---------   --------   ---------   -----------
Investment activity:
   Reinvested dividends .........................   $     977         --         --            --
   Mortality and expense risk charges (note 3)...        (574)    (1,597)      (212)       (5,718)
                                                    ---------   --------   --------    ----------
      Net investment income (loss) ..............         403     (1,597)      (212)       (5,718)
                                                    ---------   --------   --------    ----------

   Proceeds from mutual fund shares sold ........     495,028    513,457    420,233     1,339,401
   Cost of mutual fund shares sold ..............    (487,201)  (432,324)  (412,534)   (1,390,364)
                                                    ---------   --------   --------    ----------
      Realized gain (loss) on investments .......       7,827     81,133      7,699       (50,963)
   Change in unrealized gain (loss)
      on investments ............................      55,668     55,823     29,885       666,018
                                                    ---------   --------   --------    ----------
      Net gain (loss) on investments ............      63,495    136,956     37,584       615,055
                                                    ---------   --------   --------    ----------
   Reinvested capital gains .....................          --         --         --            --
                                                    ---------   --------   --------    ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ..........................   $  63,898    135,359     37,372       609,337
                                                    =========   ========   ========    ==========

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2003 and 2002

                                                           Total                AIMBVF         AllVGroInc             ACVPBal
                                                --------------------------   ------------   -----------------   ------------------
                                                    2003           2002       2003   2002      2003      2002     2003      2002
                                                ------------   -----------   -----   ----   ---------   -----   -------   --------
Investment activity:
   Net investment income (loss) .............   $  3,566,018     5,878,872      (3)    --      (1,870)     --     5,788     14,933
   Realized gain (loss) on investments ......    (12,493,479)  (38,707,171)     40     --      10,242      --       879    (78,392)
   Change in unrealized gain (loss)
      on investments ........................     60,899,618   (15,963,010)    577     --     236,542     (67)   39,911      1,259
   Reinvested capital gains .................        387,027     1,540,964      --     --          --      --        --         --
                                                ------------   -----------   -----    ---   ---------   -----   -------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     52,359,184   (47,250,345)    614     --     244,914     (67)   46,578    (62,200)
                                                ------------   -----------   -----    ---   ---------   -----   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     23,342,950    63,399,489   2,165     --         188      --       (78)   162,137
   Transfers between funds ..................             --            --   1,471     --   3,479,771   1,956    92,670   (272,150)
   Surrenders (note 6) ......................    (38,769,687)  (60,265,530)    (67)    --          --      --        --   (171,111)
   Death benefits (note 4) ..................       (552,052)     (509,893)     --     --      (1,306)     --        --     (3,335)
   Net policy repayments (loans) (note 5) ...           (849)           --      --     --          --      --        --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................     (7,846,978)   (9,461,350)   (104)    --     (10,087)      4   (10,553)   (16,887)
                                                ------------   -----------   -----    ---   ---------   -----   -------   --------
         Net equity transactions ............    (23,826,616)   (6,837,284)  3,465     --   3,468,566   1,960    82,039   (301,346)
                                                ------------   -----------   -----    ---   ---------   -----   -------   --------

Net change in contract owners' equity .......     28,532,568   (54,087,629)  4,079     --   3,713,480   1,893   128,617   (363,546)
Contract owners' equity beginning
   of period ................................    354,676,076   408,763,705      --     --       1,893      --   228,561    592,107
                                                ------------   -----------   -----    ---   ---------   -----   -------   --------
Contract owners' equity end of period .......   $383,208,644   354,676,076   4,079     --   3,715,373   1,893   357,178    228,561
                                                ============   ===========   =====    ===   =========   =====   =======   ========

CHANGES IN UNITS:
   Beginning units ..........................     36,867,893    38,088,234      --     --         189      --    25,913     60,611
                                                ------------   -----------   -----    ---   ---------   -----   -------   --------
   Units purchased ..........................     22,247,075    36,704,181     383     --     281,409     189    15,557     76,772
   Units redeemed ...........................    (23,104,462)  (37,924,522)    (72)    --        (920)     --    (7,510)  (111,470)
                                                ------------   -----------   -----    ---   ---------   -----   -------   --------
   Ending units .............................     36,010,506    36,867,893     311     --     280,678     189    33,960     25,913
                                                ============   ===========   =====    ===   =========   =====   =======   ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    ACVPCapAp             ACVPIncGr               ACVPInt            ACVPUltra
                                               ------------------  ---------------------  -----------------------  ------------
                                                 2003      2002       2003       2002        2003         2002      2003   2002
                                               --------  --------  ---------  ----------  ----------  -----------  ------  ----
Investment activity:
   Net investment income (loss) .............  $ (1,092)   (2,196)    86,556      45,094      39,073       74,676     (15)   --
   Realized gain (loss) on investments ......    (8,358) (249,251)  (437,670)   (482,990) (1,536,974)  (6,325,256)    193    --
   Change in unrealized gain (loss)
      on investments ........................    88,760    72,172  2,351,299  (1,433,473)  3,330,374    2,100,932   1,174    --
   Reinvested capital gains .................        --        --         --          --          --           --      --    --
                                               --------  --------  ---------  ----------  ----------  -----------  ------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................    79,310  (179,275) 2,000,185  (1,871,369)  1,832,473   (4,149,648)  1,352    --
                                               --------  --------  ---------  ----------  ----------  -----------  ------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............       (72)   80,961    276,644   3,547,290     236,844    3,048,341   3,802    --
   Transfers between funds ..................    88,018   142,544   (131,550)   (969,228) (5,418,950)  (7,515,482)  6,716    --
   Surrenders (note 6) ......................        --  (438,246)  (515,138)         --    (193,479)  (1,124,408)   (231)   --
   Death benefits (note 4) ..................        --    (2,448)   (14,016)    (11,949)    (18,142)     (11,216)     --    --
   Net policy repayments (loans) (note 5) ...        --        --         --          --          --           --      --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................   (13,248)  (17,868)  (124,319)   (148,720)   (147,068)    (341,979)   (227)   --
                                               --------  --------  ---------  ----------  ----------  -----------  ------   ---
         Net equity transactions ............    74,698  (235,057)  (508,379)  2,417,393  (5,540,795)  (5,944,744) 10,060    --
                                               --------  --------  ---------  ----------  ----------  -----------  ------   ---

Net change in contract owners' equity .......   154,008  (414,332) 1,491,806     546,024  (3,708,322) (10,094,392) 11,412    --
Contract owners' equity beginning
   of period ................................   374,492   788,824  7,481,822   6,935,798  10,535,512   20,629,904      --    --
                                               --------  --------  ---------  ----------  ----------  -----------  ------   ---
Contract owners' equity end of period .......   528,500   374,492  8,973,628   7,481,822   6,827,190   10,535,512  11,412    --
                                               ========  ========  =========  ==========  ==========  ===========  ======   ===

CHANGES IN UNITS:
   Beginning units ..........................    42,060    71,775    933,307     690,257   1,419,968    2,210,557      --    --
                                               --------  --------  ---------  ----------  ----------  -----------  ------   ---
   Units purchased ..........................    24,759    81,803    357,333     567,796     287,800      695,821   1,415    --
   Units redeemed ...........................   (18,404) (111,518)  (423,534)   (324,746)   (967,410)  (1,486,410)   (273)   --
                                               --------  --------  ---------  ----------  ----------  -----------  ------   ---
   Ending units .............................    48,415    42,060    867,106     933,307     740,358    1,419,968   1,142    --
                                               ========  ========  =========  ==========  ==========  ===========  ======   ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      ACVPVal                BCAT                CVSSEP              ComGVITVal
                                             ------------------------   -------------   ----------------------   -----------------
                                                 2003         2002       2003    2002      2003         2002      2003      2002
                                             -----------   ----------   ------   ----   ----------   ---------   ------   --------
Investment activity:
   Net investment income (loss)...........   $    59,530       43,050      (13)    --       (1,154)       (933)     516      1,745
   Realized gain (loss) on investments....      (259,166)    (129,120)      --     --     (227,817)        (48)     592    (98,434)
   Change in unrealized gain (loss)
      on investments......................     1,788,027   (1,627,865)     712     --       78,830     (78,830)  12,724     19,308
   Reinvested capital gains...............            --      453,115       --     --           --          --       --         --
                                             -----------   ----------   ------    ---   ----------   ---------   ------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations........     1,588,391   (1,260,820)     699     --     (150,141)    (79,811)  13,832    (77,381)
                                             -----------   ----------   ------    ---   ----------   ---------   ------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6)............       195,237      849,176       --     --      236,508          --    2,645     13,865
   Transfers between funds................    (4,381,462)   2,037,332   65,999     --   (3,088,584)  3,091,541   10,015   (158,523)
   Surrenders (note 6)....................      (998,714)    (330,249)     (97)    --           --          --       --    (67,507)
   Death benefits (note 4)................            --       (3,820)      --     --           --          --       --     (1,019)
   Net policy repayments (loans)
      (note 5)............................            --           --       --     --           --          --       --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c)...................      (179,372)    (240,457)       2     --         (269)     (9,244)  (1,705)    (9,074)
                                             -----------   ----------   ------    ---   ----------   ---------   ------   --------
         Net equity transactions..........    (5,364,311)   2,311,982   65,904     --   (2,852,345)  3,082,297   10,955   (222,258)
                                             -----------   ----------   ------    ---   ----------   ---------   ------   --------

Net change in contract owners' equity.....    (3,775,920)   1,051,162   66,603     --   (3,002,486)  3,002,486   24,787   (299,639)
Contract owners' equity beginning
   of period..............................     8,432,581    7,381,419       --     --    3,002,486          --   35,308    334,947
                                             -----------   ----------   ------    ---   ----------   ---------   ------   --------
Contract owners' equity end of period.....   $ 4,656,661    8,432,581   66,603     --           --   3,002,486   60,095     35,308
                                             ===========   ==========   ======    ===   ==========   =========   ======   ========
CHANGES IN UNITS:
   Beginning units........................       787,711      602,664       --     --      292,051          --    4,863     34,435
                                             -----------   ----------   ------    ---   ----------   ---------   ------   --------
   Units purchased........................       154,781      701,777    5,305     --          749     292,051    5,731      3,567
   Units redeemed.........................      (604,976)    (516,730)     (10)    --     (292,800)         --   (4,310)   (33,139)
                                             -----------   ----------   ------    ---   ----------   ---------   ------   --------
   Ending units...........................       337,516      787,711    5,295     --           --     292,051    6,284      4,863
                                             ===========   ==========   ======    ===   ==========   =========   ======   ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                      CSGPVen             CSIntEq             CSLCapV             CSSmCapGr
                                               --------------------  -----------------  -----------------  ---------------------
                                                  2003       2002      2003     2002      2003      2002      2003       2002
                                               ---------  ---------  -------  --------  --------  -------  ---------  ----------
Investment activity:
   Net investment income (loss) .............  $  (1,061)    (1,818)       8      (924)      691    1,880     (2,143)    (11,274)
   Realized gain (loss) on investments ......    112,396   (215,307)  29,378   (18,477)  (46,585)  (8,880)    89,817  (1,767,511)
   Change in unrealized gain (loss)
      on investments ........................     69,511     10,436    9,837      (330)   75,199  (54,098)   244,757      99,740
   Reinvested capital gains .................         --         --       --        --        --       --         --          --
                                               ---------  ---------  -------  --------  --------  -------  ---------  ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........    180,846   (206,689)  39,223   (19,731)   29,305  (61,098)   332,431  (1,679,045)
                                               ---------  ---------  -------  --------  --------  -------  ---------  ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............     (5,005)    23,873    5,243   (89,065)   26,208   46,109     63,048     236,391
   Transfers between funds ..................   (132,271)   138,677    4,011        --   (50,777) 146,676    883,755     (42,410)
   Surrenders (note 6) ......................    (29,330)  (153,184) (33,953)  (30,981)  (66,516)      --         --  (3,566,304)
   Death benefits (note 4) ..................         --     (1,709)      --      (981)       --     (172)        --      (1,386)
   Net policy repayments (loans) (note 5) ...         --         --       --        --        --       --         --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (11,447)   (12,816) (11,721)   43,477    (3,915)  (4,798)   (36,972)    (83,720)
                                               ---------  ---------  -------  --------  --------  -------  ---------  ----------
         Net equity transactions ............   (178,053)    (5,159) (36,420)  (77,550)  (95,000) 187,815    909,831  (3,457,429)
                                               ---------  ---------  -------  --------  --------  -------  ---------  ----------

Net change in contract owners' equity .......     2,793   (211,848)   2,803   (97,281)  (65,695)  126,717  1,242,262  (5,136,474)
Contract owners' equity beginning
   of period ................................    299,720    511,568   84,164   181,445   231,423  104,706    477,398   5,613,872
                                               ---------  ---------  -------  --------  --------  -------  ---------  ----------
Contract owners' equity end of period .......  $ 302,513    299,720   86,967    84,164   165,728  231,423  1,719,660     477,398
                                               =========  =========  =======  ========  ========  =======  =========  ==========
CHANGES IN UNITS:
   Beginning units ..........................     53,748     60,385   13,536    23,360    26,190    9,126     80,161     623,977
                                               ---------  ---------  -------  --------  --------  -------  ---------  ----------
   Units purchased ..........................     23,297     79,363   13,131    91,295     8,743   38,986    139,865     416,658
   Units redeemed ...........................    (40,335)   (86,000) (16,169) (101,119)  (19,934) (21,922)   (25,297)   (960,474)
                                               ---------  ---------  -------  --------  --------  -------  ---------  ----------
   Ending units .............................     36,710     53,748   10,498    13,536    14,999   26,190    194,729      80,161
                                               =========  =========  =======  ========  ========  =======  =========  ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                       DryMidCapIx           DryEuroEq       DryMidCapStk      DrySmCapIxS
                                                  ---------------------   ---------------   --------------   --------------
                                                     2003        2002      2003     2002     2003     2002     2003    2002
                                                  ---------   ---------   -----   -------   -------   ----   -------   ----
Investment activity:
   Net investment income (loss) ...............   $   1,296        (341)    --       (195)      948    --       (106)   --
   Realized gain (loss) on investments ........     (19,488)    (92,155)    --    (18,903)    6,704    --    (12,801)   --
   Change in unrealized gain (loss) on
      investments .............................     255,804    (148,539)    --        194       844    --        963    --
   Reinvested capital gains ...................           4       7,781     --         --        --    --         46    --
                                                  ---------   ---------    ---    -------   -------   ---    -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     237,616    (233,254)    --    (18,904)    8,496    --    (11,898)   --
                                                  ---------   ---------    ---    -------   -------   ---    -------   ---
Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     135,989      77,813     --      1,110    (6,420)   --       (157)   --
   Transfers between funds ....................    (353,438)    (35,360)    --     15,568   449,258    --     23,230    --
   Surrenders (note 6) ........................     (51,607)   (359,321)    --         --       (98)   --         --    --
   Death benefits (note 4) ....................        (399)     (1,991)    --         --        --    --         --    --
   Net policy repayments (loans) (note 5)......          --          --     --         --        --    --         --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (15,631)    (29,094)    --     (1,095)      (35)   --     (1,942)   --
                                                  ---------   ---------    ---    -------   -------   ---    -------   ---
         Net equity transactions ..............    (285,086)   (347,953)    --     15,583   442,705    --     21,131    --
                                                  ---------   ---------    ---    -------   -------   ---    -------   ---

Net change in contract owners' equity .........     (47,470)   (581,207)    --     (3,321)  451,201    --      9,233    --
Contract owners' equity beginning of period ...     672,291   1,253,498     --      3,321        --    --         --    --
                                                  ---------   ---------    ---    -------   -------   ---    -------   ---
Contract owners' equity end of period .........   $ 624,821     672,291     --         --   451,201    --      9,233    --
                                                  =========   =========    ===    =======   =======   ===    =======   ===

CHANGES IN UNITS:
   Beginning units ............................      59,532      93,948     --        368        --    --         --    --
                                                  ---------   ---------    ---    -------   -------   ---    -------   ---
   Units purchased ............................      33,258      65,934     --     16,124    34,450    --      8,699    --
   Units redeemed .............................     (51,743)   (100,350)    --    (16,492)      (13)   --     (7,820)   --
                                                  ---------   ---------    ---    -------   -------   ---    -------   ---
   Ending units ...............................      41,047      59,532     --         --    34,437    --        879    --
                                                  =========   =========    ===    =======   =======   ===    =======   ===

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  DrySRGro               DryStkIx                DryVIFApp           DryVIFGrInc
                                             ------------------  -----------------------  ----------------------  -----------------
                                               2003      2002       2003         2002        2003        2002       2003     2002
                                             --------  --------  ----------  -----------  ----------  ----------  -------  --------
Investment activity:
   Net investment income (loss) ..........   $   (434)     (497)    422,135      376,422      22,127      33,097    3,029     1,711
   Realized gain (loss) on investments ...     (3,281) (165,654) (2,606,489)  (9,331,760)   (442,297) (2,232,103)   1,252  (183,493)
   Change in unrealized gain (loss)
      on investments .....................     74,901    38,281  10,819,143   (2,037,905)  1,213,972     113,572  108,111    (2,931)
   Reinvested capital gains ..............         --        --          --           --          --          --       --        --
                                             --------  --------  ----------  -----------  ----------  ----------  -------  --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     71,186  (127,870)  8,634,789  (10,993,243)    793,802  (2,085,434) 112,392  (184,713)
                                             --------  --------  ----------  -----------  ----------  ----------  -------  --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........     13,910    30,408   2,766,689    7,833,246     502,673     832,320     (951)   20,288
   Transfers between funds ...............     (2,950)  (89,635)  4,944,020   (5,094,505) (3,460,833)    662,105  156,717    87,272
   Surrenders (note 6) ...................    (21,435)       --  (1,890,428) (10,889,837)   (592,692) (8,288,157)      --  (252,773)
   Death benefits (note 4) ...............         --      (933)    (22,462)     (60,450)     (1,499)     (4,202)      --      (799)
   Net policy repayments (loans)
      (note 5) ...........................         --        --     183,582           --          --          --  183,582        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................     (7,770)   (9,866)   (818,996)  (1,066,290)   (119,590)   (253,167) (16,066)  (21,838)
                                             --------  --------  ----------  -----------  ----------  ----------  -------  --------
         Net equity transactions .........    (18,245)  (70,026)  5,162,405   (9,277,836) (3,671,941) (7,051,101) 323,282  (167,850)
                                             --------  --------  ----------  -----------  ----------  ----------  -------  --------
Net change in contract owners' equity ....     52,941  (197,896) 13,797,194  (20,271,079) (2,878,139) (9,136,535) 435,674  (352,563)
Contract owners' equity beginning of
   period ................................    289,222   487,118  28,602,045   48,873,124   5,577,208  14,713,743  290,019   642,582
                                             --------  --------  ----------  -----------  ----------  ----------  -------  --------
   Contract owners' equity end of
      period .............................   $342,163   289,222  42,399,239   28,602,045   2,699,069   5,577,208  725,693   290,019
                                             ========  ========  ==========  ===========  ==========  ==========  =======  ========

CHANGES IN UNITS:
   Beginning units .......................     41,194    49,368   3,662,912    4,709,891     611,476   1,344,510   40,612    67,090
                                             --------  --------  ----------  -----------  ----------  ----------  -------  --------
   Units purchased .......................     11,494    38,713   1,865,324    3,517,549     156,383   1,005,374   51,438   119,588
   Units redeemed ........................    (13,974)  (46,887) (1,314,544)  (4,564,528)   (523,338) (1,738,408) (11,602) (146,066)
                                             --------  --------  ----------  -----------  ----------  ----------  -------  --------
   Ending units ..........................     38,714    41,194   4,213,692    3,662,912     244,521     611,476   80,448    40,612
                                             ========  ========  ==========  ===========  ==========  ==========  =======  ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                DryIntVal             FGVITHiInc               FedQualBd              FidVIPEI
                                             ---------------   ----------------------   ---------------------   ------------------
                                               2003     2002      2003        2002         2003        2002       2003      2002
                                             --------   ----   ---------   ----------   ---------   ---------   -------   --------
Investment activity:
   Net investment income (loss) ..........   $  1,762    --      114,326       93,366      95,133      38,932     1,656      3,624
   Realized gain (loss) on investments ...        635    --       27,545      (75,541)     59,717      59,225     8,402    (84,883)
   Change in unrealized gain (loss)
      on investments .....................     45,372    --      162,510       53,546     (26,158)     39,538    52,780     (5,615)
   Reinvested capital gains ..............         --    --           --           --          --      16,725        --      6,307
                                             --------   ---    ---------   ----------   ---------   ---------   -------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......     47,769    --      304,381       71,371     128,692     154,420    62,838    (80,567)
                                             --------   ---    ---------   ----------   ---------   ---------   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........         41    --      188,261      413,881     215,633      45,279    28,918     17,731
   Transfers between funds ...............    216,383    --      396,251   (1,464,679)  1,353,803     758,200    78,787    (78,617)
   Surrenders (note 6) ...................         --    --      (86,402)          --    (219,125)    (43,659)  (10,255)  (232,748)
   Death benefits (note 4) ...............         --    --       (1,143)          --      (1,788)     (3,607)       --       (708)
   Net policy repayments (loans)
      (note 5) ...........................         --    --           --           --          --          --        --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................     (1,801)   --      (38,606)     (46,066)    (83,907)    (55,391)   (3,854)    (8,660)
                                             --------   ---    ---------   ----------   ---------   ---------   -------   --------
         Net equity transactions .........    214,623    --      458,361   (1,096,864)  1,264,616     700,822    93,596   (303,002)
                                             --------   ---    ---------   ----------   ---------   ---------   -------   --------

Net change in contract owners' equity ....    262,392    --      762,742   (1,025,493)  1,393,308     855,242   156,434   (383,569)
Contract owners' equity beginning
   of period .............................         --    --      954,848    1,980,341   1,877,120   1,021,878   100,281    483,850
                                             --------   ---    ---------   ----------   ---------   ---------   -------   --------
Contract owners' equity end of period ....   $262,392    --    1,717,590      954,848   3,270,428   1,877,120   256,715    100,281
                                             ========   ===    =========   ==========   =========   =========   =======   ========

CHANGES IN UNITS:
   Beginning units .......................         --    --       94,589      202,186     147,567      87,721    12,619     50,510
                                             --------   ---    ---------   ----------   ---------   ---------   -------   --------
   Units purchased .......................     40,914    --      126,940       72,279     173,220     280,193    14,781     28,820
   Units redeemed ........................    (20,461)   --      (82,490)    (179,876)    (74,921)   (220,347)   (2,555)   (66,711)
                                             --------   ---    ---------   ----------   ---------   ---------   -------   --------
   Ending units ..........................     20,453    --      139,039       94,589     245,866     147,567    24,845     12,619
                                             ========   ===    =========   ==========   =========   =========   =======   ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     FidVIPEIS                 FidVIPGr
                                             -----------------------   ----------------------
                                                 2003        2002        2003         2002
                                             ----------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $   41,906       45,690         587         (522)
   Realized gain (loss) on investments ...     (292,422)    (487,817)   (728,865)    (756,821)
   Change in unrealized gain (loss)
      on investments .....................    1,686,703     (880,156)  2,021,527   (1,251,260)
   Reinvested capital gains ..............           --       89,393          --           --
                                             ----------   ----------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......    1,436,187   (1,232,890)  1,293,249   (2,008,603)
                                             ----------   ----------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........      268,388      320,409      87,161      151,801
   Transfers between funds ...............    1,189,281    1,156,512    (754,585)    (252,396)
   Surrenders (note 6) ...................     (143,559)          --     (83,468)    (449,922)
   Death benefits (note 4) ...............       (8,548)      (2,187)         --       (1,809)
   Net policy repayments (loans)
      (note 5) ...........................           --           --     183,582           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................     (129,202)    (135,765)   (110,729)    (123,556)
                                             ----------   ----------   ---------   ----------
         Net equity transactions .........    1,176,360    1,338,969    (678,039)    (675,882)
                                             ----------   ----------   ---------   ----------

Net change in contract owners' equity ....    2,612,547      106,079     615,210   (2,684,485)
Contract owners' equity beginning
   of period .............................    3,833,430    3,727,351   4,007,154    6,691,639
                                             ----------   ----------   ---------   ----------
Contract owners' equity end of period ....   $6,445,977    3,833,430   4,622,364    4,007,154
                                             ==========   ==========   =========   ==========
CHANGES IN UNITS:
   Beginning units .......................      432,799      348,625     670,852      782,177
                                             ----------   ----------   ---------   ----------
   Units purchased .......................      236,910      485,719      45,919      818,450
   Units redeemed ........................     (109,412)    (401,545)   (132,845)    (929,775)
                                             ----------   ----------   ---------   ----------
   Ending units ..........................      560,297      432,799     583,926      670,852
                                             ==========   ==========   =========   ==========

                                                    FidVIPGrS                FidVIPHI
                                             -----------------------   ----------------------
                                                2003         2002         2003         2002
                                             ----------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........         (301)     (21,355)     99,977      214,164
   Realized gain (loss) on investments ...   (1,859,398)  (1,574,319)     73,394     (520,589)
   Change in unrealized gain (loss)
      on investments .....................    6,205,534   (4,469,066)    228,450      281,904
   Reinvested capital gains ..............           --           --          --           --
                                             ----------   ----------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......    4,345,835   (6,064,740)    401,821      (24,521)
                                             ----------   ----------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........      314,212    4,570,364         361          479
   Transfers between funds ...............       41,352     (212,070)    629,499      705,473
   Surrenders (note 6) ...................     (955,955)     (64,018)         --   (1,313,120)
   Death benefits (note 4) ...............       (8,685)     (16,042)         --         (370)
   Net policy repayments (loans)
      (note 5) ...........................           --           --          --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................     (262,383)    (305,842)    (34,802)     (34,872)
                                             ----------   ----------   ---------   ----------
         Net equity transactions .........     (871,459)   3,972,392     595,058     (642,410)
                                             ----------   ----------   ---------   ----------

Net change in contract owners' equity ....    3,474,376   (2,092,348)    996,879     (666,931)
Contract owners' equity beginning
   of period .............................   14,240,330   16,332,678   1,521,604    2,188,535
                                             ----------   ----------   ---------   ----------
Contract owners' equity end of period ....   17,714,706   14,240,330   2,518,483    1,521,604
                                             ==========   ==========   =========   ==========
CHANGES IN UNITS:
   Beginning units .......................    1,951,492    1,545,524     167,303      248,600
                                             ----------   ----------   ---------   ----------
   Units purchased .......................      693,111      602,369      63,730      242,204
   Units redeemed ........................     (806,306)    (196,401)    (12,939)    (323,501)
                                             ----------   ----------   ---------   ----------
   Ending units ..........................    1,838,297    1,951,492     218,094      167,303
                                             ==========   ==========   =========   ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    FidVIPHIS                 FidVIPOv
                                             ----------------------   ----------------------
                                                2003         2002        2003        2002
                                             ----------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $  197,164     147,221       1,897       12,307
   Realized gain (loss) on investments ...       92,550    (196,970)    (12,413)    (619,027)
   Change in unrealized gain (loss)
      on investments .....................      274,223     106,150     250,477      310,753
   Reinvested capital gains ..............           --          --          --           --
                                             ----------   ---------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......      563,937      56,401     239,961     (295,967)
                                             ----------   ---------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........      306,510     509,475      35,428       91,928
   Transfers between funds ...............     (199,985)  1,250,961     999,283      240,325
   Surrenders (note 6) ...................     (993,747)    (69,723)    (28,727)  (2,201,276)
   Death benefits (note 4) ...............       (4,595)     (1,298)         --       (4,541)
   Net policy repayments (loans)
      (note 5) ...........................           --          --          --           --
   Redemptions to pay cost of insurance
      charges and administration
      charges (notes 2b and 2c) ..........      (91,011)   (102,176)    (12,358)     (38,746)
                                             ----------   ---------   ---------   ----------
         Net equity transactions .........     (982,828)  1,587,239     993,626   (1,912,310)
                                             ----------   ---------   ---------   ----------

Net change in contract owners' equity ....     (418,891)  1,643,640   1,233,587   (2,208,277)
Contract owners' equity beginning
   of period .............................    2,729,146   1,085,506     387,282    2,595,559
                                             ----------   ---------   ---------   ----------
Contract owners' equity end of period ....   $2,310,255   2,729,146   1,620,869      387,282
                                             ==========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................      401,989     165,596      61,653      329,072
                                             ----------   ---------   ---------   ----------
   Units purchased .......................      115,224     529,927     125,345      239,079
   Units redeemed ........................     (249,103)   (293,534)     (6,569)    (506,498)
                                             ----------   ---------   ---------   ----------
   Ending units ..........................      268,110     401,989     180,429       61,653
                                             ==========   =========   =========   ==========

                                                    FidVIPOvS                FidVIPAM
                                             ----------------------   ----------------------
                                                2003         2002       2003         2002
                                             ----------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........       13,850      11,608      98,226      329,361
   Realized gain (loss) on investments ...     (736,566)   (300,416)    (20,996)  (1,188,802)
   Change in unrealized gain (loss)
      on investments .....................    1,627,578    (548,641)    433,269      (90,138)
   Reinvested capital gains ..............           --          --          --           --
                                             ----------   ---------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......      904,862    (837,449)    510,499     (949,579)
                                             ----------   ---------   ---------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........      336,075     804,162      12,049      127,676
   Transfers between funds ...............     (555,854)    175,112     459,568      620,125
   Surrenders (note 6) ...................     (957,734)   (272,158)         --   (6,124,837)
   Death benefits (note 4) ...............       (2,049)       (373)         --       (3,587)
   Net policy repayments (loans)
      (note 5) ...........................           --          --          --           --
   Redemptions to pay cost of insurance
      charges and administration
      charges (notes 2b and 2c) ..........      (85,728)   (164,144)    (95,961)    (142,353)
                                             ----------   ---------   ---------   ----------
         Net equity transactions .........   (1,265,290)    542,599     375,656   (5,522,976)
                                             ----------   ---------   ---------   ----------

Net change in contract owners' equity ....     (360,428)   (294,850)    886,155   (6,472,555)
Contract owners' equity beginning
   of period .............................    3,080,319   3,375,169   2,567,935    9,040,490
                                             ----------   ---------   ---------   ----------
Contract owners' equity end of period ....    2,719,891   3,080,319   3,454,090    2,567,935
                                             ==========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................      454,474     396,195     289,913      930,387
                                             ----------   ---------   ---------   ----------
   Units purchased .......................      222,524     311,158      78,753      714,872
   Units redeemed ........................     (396,836)   (252,879)    (37,382)  (1,355,346)
                                             ----------   ---------   ---------   ----------
   Ending units ..........................      280,162     454,474     331,284      289,913
                                             ==========   =========   =========   ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  FidVIPCon             FidVIPConS          FidVIPGrOp           FidVIPGrOPS
                                            -------------------  ---------------------  ------------------  --------------------
                                              2003       2002       2003        2002      2003      2002       2003       2002
                                            --------  ---------  ----------  ---------  --------  --------  ---------  ---------
Investment activity
   Net investment income (loss) ..........  $    334      5,462       3,456     20,503     6,141     7,666      3,857      5,119
   Realized gain (loss) on investments ...    11,261   (103,877)   (756,647)  (420,783)  (27,208)  (48,878)  (133,773)  (190,391)
   Change in unrealized gain (loss)
      on investments .....................    88,176     14,877   2,197,581   (182,776)  252,689  (137,098)   374,378    (62,429)
   Reinvested capital gains ..............        --         --          --         --        --        --         --         --
                                            --------  ---------  ----------  ---------  --------  --------  ---------  ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......    99,771    (83,538)  1,444,390   (583,056)  231,622  (178,310)   244,462   (247,701)
                                            --------  ---------  ----------  ---------  --------  --------  ---------  ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........    12,179      1,230   1,140,655  1,667,609    17,478       809     16,818     29,604
   Transfers between funds ...............   (34,160)  (282,481)    755,522   (527,572) (231,580)  197,270   (178,650)  (624,905)
   Surrenders (note 6) ...................        --   (585,597) (1,160,274)  (268,751)       --   (59,919)   (71,456)        --
   Death benefits (note 4) ...............        --     (1,815)     (4,605)    (1,255)       --        --         --    (22,530)
   Net policy repayments (loans)
      (note 5) ...........................   183,582         --          --         --        --        --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .. ...............   (19,026)   (35,329)   (135,374)  (236,329)  (30,858)  (20,986)   (43,946)   (44,468)
                                            --------  ---------  ----------  ---------  --------  --------  ---------  ---------
         Net equity transactions .........   142,575   (903,992)    595,924    633,702  (244,960)  117,174   (277,234)  (662,299)
                                            --------  ---------  ----------  ---------  --------  --------  ---------  ---------

Net change in contract owners' equity ....   242,346   (987,530)  2,040,314     50,646   (13,338)  (61,136)   (32,772)  (910,000)
Contract owners' equity beginning
   of period .............................   293,663  1,281,193   5,579,129  5,528,483   854,898   916,034  1,125,794  2,035,794
                                            --------  ---------  ----------  ---------  --------  --------  ---------  ---------
Contract owners' equity end of period ....  $536,009    293,663   7,619,443  5,579,129   841,560   854,898  1,093,022  1,125,794
                                            ========  =========  ==========  =========  ========  ========  =========  =========

CHANGES IN UNITS:
   Beginning units .......................    35,930    141,885     542,502    486,210   123,821   103,589    176,094    248,120
                                            --------  ---------  ----------  ---------  --------  --------  ---------  ---------
   Units purchased .......................    26,496    101,801     490,187    340,386        --   147,319    100,135     51,462
   Units redeemed ........................   (11,274)  (207,756)   (456,350)  (284,094)  (29,733) (127,087)  (144,527)  (123,488)
                                            --------  ---------  ----------  ---------  --------  --------  ---------  ---------
   Ending units ..........................    51,152     35,930     576,339    542,502    94,088   123,821    131,702    176,094
                                            ========  =========  ==========  =========  ========  ========  =========  =========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                FidVIPValStS          FTVIPFS         GVITEmMrkts      GVITGIFin
                                             -----------------   ----------------   ---------------   -----------
                                               2003      2002       2003     2002    2003     2002    2003   2002
                                             --------   ------   ---------   ----   ------   ------   ----   ----
Investment activity:
   Net investment income (loss) ..........   $   (135)     (47)      4,213     --      (19)      --      2     --
   Realized gain (loss) on investments ...    (20,120)      33       2,067     --    2,650       67     --     --
   Change in unrealized gain (loss)
      on investments .....................     (1,822)   1,822     152,100     --       60       --    (22)    --
   Reinvested capital gains ..............         --       --          --     --       --       --     54     --
                                             --------   ------   ---------    ---   ------   ------    ---    ---
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......    (22,077)   1,808     158,380     --    2,691       67     34     --
                                             --------   ------   ---------    ---   ------   ------    ---    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........         --       --       1,846     --       --    4,295     --     --
   Transfers between funds ...............     35,327   27,136     975,631     --   (1,130)  (4,355)   567     --
   Surrenders (note 6) ...................    (39,100)      --      (1,023)    --     (101)      --     --     --
   Death benefits (note 4) ...............         --       --          --     --       --       --     --     --
   Net policy repayments
      (loans) (note 5) ...................         --       --          --     --       --       --     --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................     (2,370)    (724)     (7,291)    --      950       (7)    (3)    --
                                             --------   ------   ---------    ---   ------   ------    ---    ---
         Net equity transactions .........     (6,143)  26,412     969,163     --     (281)     (67)   564     --
                                             --------   ------   ---------    ---   ------   ------    ---    ---

Net change in contract owners' equity ....    (28,220)  28,220   1,127,543     --    2,410       --    598     --
Contract owners' equity beginning
   of period .............................     28,220       --          --     --       --       --     --     --
                                             --------   ------   ---------    ---   ------   ------    ---    ---
Contract owners' equity end of period ....   $     --   28,220   1,127,543     --    2,410       --    598     --
                                             ========   ======   =========    ===   ======   ======    ===    ===
CHANGES IN UNITS:
   Beginning units .......................      3,768       --          --     --       --       --     --     --
                                             --------   ------   ---------    ---   ------   ------    ---    ---
   Units purchased .......................     19,439    3,867     109,276     --      284      491     49     --
   Units redeemed ........................    (23,207)     (99)    (18,983)    --      (74)    (491)    --     --
                                             --------   ------   ---------    ---   ------   ------    ---    ---
   Ending units ..........................         --    3,768      90,293     --      210       --     49     --
                                             ========   ======   =========    ===   ======   ======    ===    ===

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                  GVITGITech        GVITGlUtl            GVITGvtBd               GVITGrowth
                                             -------------------   -----------   ------------------------   ----------------------
                                                2003       2002    2003   2002      2003          2002         2003        2002
                                             ---------   -------   ----   ----   -----------   ----------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........   $    (600)      (51)    --     --     1,188,713    2,830,895      (6,225)      (4,992)
   Realized gain (loss) on investments ...      92,928        (7)     1     --     1,103,807    1,583,209     (78,953)  (1,012,331)
   Change in unrealized gain (loss)
      on investments .....................      39,269   (40,076)    --     --    (1,480,356)   1,617,021     731,053      509,235
   Reinvested capital gains ..............          --        --     --     --        64,400      596,999          --           --
                                             ---------   -------    ---    ---   -----------   ----------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......     131,597   (40,134)     1     --       876,564    6,628,124     645,875     (508,088)
                                             ---------   -------    ---    ---   -----------   ----------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........        (682)       --     --     --     1,650,107    7,416,403     175,148      352,369
   Transfers between funds ...............    (317,280)  248,357     97     --   (35,490,377)   4,445,216   1,274,964     (876,631)
   Surrenders (note 6) ...................          --        --    (98)    --   (20,809,450)  (3,437,645)    (52,314)    (540,704)
   Death benefits (note 4) ...............          --        --     --     --       (52,931)     (91,823)     (6,258)      (1,205)
   Net policy repayments (loans) (note 5)           --        --     --     --            --           --          --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................      (5,712)       (1)    --     --      (932,660)  (1,443,726)    (38,755)     (58,392)
                                             ---------   -------    ---    ---   -----------   ----------   ---------   ----------
         Net equity transactions .........    (323,674)  248,356     (1)    --   (55,635,311)   6,888,425   1,352,785   (1,124,563)
                                             ---------   -------    ---    ---   -----------   ----------   ---------   ----------

Net change in contract owners' equity ....    (192,077)  208,222     --     --   (54,758,747)  13,516,549   1,998,660   (1,632,651)
Contract owners' equity beginning
   of period .............................     208,222        --     --     --    76,599,775   63,083,226     731,914    2,364,565
                                             ---------   -------    ---    ---   -----------   ----------   ---------   ----------
Contract owners' equity end of period ....   $  16,145   208,222     --     --    21,841,028   76,599,775   2,730,574      731,914
                                             =========   =======    ===    ===   ===========   ==========   =========   ==========
CHANGES IN UNITS:
   Beginning units .......................     106,277        --     --     --     5,570,936    5,107,172     168,510      388,409
                                             ---------   -------    ---    ---   -----------   ----------   ---------   ----------
   Units purchased .......................      26,053   106,277     11     --       965,811    3,658,602     412,787      175,108
   Units redeemed ........................    (127,013)       --    (11)    --    (4,972,400)  (3,194,838)   (104,631)    (395,007)
                                             ---------   -------    ---    ---   -----------   ----------   ---------   ----------
   Ending units ..........................       5,317   106,277     --     --     1,564,347    5,570,936     476,666      168,510
                                             =========   =======    ===    ===   ===========   ==========   =========   ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 GVITIDAgg        GVITIDCon       GVITIDMod    GVITIDModAgg
                                               -------------   --------------   ------------   ------------
                                                2003    2002     2003    2002    2003   2002    2003   2002
                                               ------   ----   -------   ----   -----   ----   -----   ----
Investment activity:
   Net investment income (loss) ............   $   18     --     6,551     --      25     --      19     --
   Realized gain (loss) on investments .....       21     --       125     --       5     --      11     --
   Change in unrealized gain (loss) on
      investments ..........................      437     --    15,420     --     290     --     388     --
Reinvested capital gains ...................       19     --     1,172     --       1     --      --     --
                                               ------    ---   -------    ---   -----    ---   -----    ---
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ...........................      495     --    23,268     --     321     --     418     --
                                               ------    ---   -------    ---   -----    ---   -----    ---

Equity transactions:
   Purchase payments received from contract
      owners (note 6) ......................       --     --        --     --      --     --      --     --
   Transfers between funds .................    1,278     --   291,981     --   1,434     --   1,347     --
   Surrenders (note 6) .....................       --     --        --     --      --     --      --     --
   Death benefits (note 4) .................       --     --        --     --      --     --      --     --
   Net policy repayments (loans) (note 5)...       --     --        --     --      --     --      --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ....................      (45)    --    (3,866)    --     (41)    --     (46)    --
                                               ------    ---   -------    ---   -----    ---   -----    ---
         Net equity transactions ...........    1,233     --   288,115     --   1,393     --   1,301     --
                                               ------    ---   -------    ---   -----    ---   -----    ---

Net change in contract owners' equity ......    1,728     --   311,383     --   1,714     --   1,719     --
Contract owners' equity beginning of
   period ..................................       --     --        --     --      --     --      --     --
                                               ------    ---   -------    ---   -----    ---   -----    ---
Contract owners' equity end of period ......   $1,728     --   311,383     --   1,714     --   1,719     --
                                               ======    ===   =======    ===   =====    ===   =====    ===

CHANGES IN UNITS:
   Beginning units .........................       --     --        --     --      --     --      --     --
                                               ------    ---   -------    ---   -----    ---   -----    ---
   Units purchased .........................      163     --    29,224     --     161     --     162     --
   Units redeemed ..........................       (5)    --      (373)    --      (4)    --      (5)    --
                                               ------    ---   -------    ---   -----    ---   -----    ---
   Ending units ............................      158     --    28,851     --     157     --     157     --
                                               ======    ===   =======    ===   =====    ===   =====    ===

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                GVITIDModCon     GVITIntGro             GVITMyMkt                  GVITMyMkt5
                                               -------------   --------------   ------------------------   -----------------------
                                                2003    2002     2003    2002      2003          2002         2003         2002
                                               ------   ----   -------   ----   ----------   -----------   ----------   ----------
Investment activity:
   Net investment income (loss) ............   $   30     --      (105)    --      154,944       843,984      244,666       57,950
   Realized gain (loss) on investments .....        8     --    18,858     (3)          --            --           --           --
   Change in unrealized gain (loss)
      on investments .......................      183     --        --     --           --            --           --           --
   Reinvested capital gains                         3     --        --     --           --            --           --           --
                                               ------    ---   -------   ----   ----------   -----------   ----------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .........      224     --    18,753     (3)     154,944       843,984      244,666       57,950
                                               ------    ---   -------   ----   ----------   -----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) .............       --     --       727    320         (576)   19,040,490    9,758,317    2,634,850
   Transfers between funds .................    1,618     --   (18,477)  (317)  (7,016,759)  (54,008,936)     237,302   51,764,533
   Surrenders (note 6) .....................      (98)    --        --     --           --    (7,507,154)  (4,970,039)     (13,537)
   Death benefits (note 4) .................       --     --        --     --     (252,523)      (82,708)     (38,566)          --
   Net policy repayments (loans) (note 5)...       --     --        --     --           --            --     (918,759)          --
   Redemptions to pay cost of insurance ....
      charges and administration charges
      (notes 2b and 2c) ....................      (42)    --    (1,003)    --     (634,360)   (1,956,517)  (1,519,136)    (206,778)
                                               ------    ---   -------   ----   ----------   -----------   ----------   ----------
         Net equity transactions ...........    1,478     --   (18,753)     3   (7,904,218)  (44,514,825)   2,549,119   54,179,068
                                               ------    ---   -------   ----   ----------   -----------   ----------   ----------

Net change in contract owners' equity ......    1,702     --        --     --   (7,749,274)  (43,670,841)   2,793,785   54,237,018
Contract owners' equity beginning
   of period ...............................       --     --        --     --   46,963,698    90,634,539   54,237,018           --
                                               ------    ---   -------   ----   ----------   -----------   ----------   ----------
Contract owners' equity end of period ......   $1,702     --        --     --   39,214,424    46,963,698   57,030,803   54,237,018
                                               ======    ===   =======   ====   ==========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .........................       --     --        --     --    4,001,994     7,739,335    5,414,758           --
                                               ------    ---   -------   ----   ----------   -----------   ----------   ----------
   Units purchased .........................      170     --       910     60    2,351,718     6,489,634    3,476,011    5,632,296
   Units redeemed ..........................      (14)    --      (910)   (60)  (2,869,639)  (10,226,975)  (3,223,077)    (217,538)
                                               ------    ---   -------   ----   ----------   -----------   ----------   ----------
   Ending units ............................      156     --        --     --    3,484,073     4,001,994    5,667,692    5,414,758
                                               ======    ===   =======   ====   ==========   ===========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 NWGVITStrVal           GVITSmCapGr
                                             -------------------   ---------------------
                                               2003       2002        2003        2002
                                             --------   --------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........   $ (1,026)    (1,959)     (6,895)     (2,571)
   Realized gain (loss) on investments ...    (18,139)   (56,976)    (42,014)   (104,224)
   Change in unrealized gain (loss)
      on investments .....................    176,351    (84,016)    855,697    (172,109)
   Reinvested capital gains ..............         --         --          --          --
                                             --------   --------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    157,186   (142,951)    806,788    (278,904)
                                             --------   --------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........        411      9,081     250,420       2,734
   Transfers between funds ...............     15,042   (231,660)     30,840   2,278,591
   Surrenders (note 6) ...................    (10,305)        --        (786)         --
   Death benefits (note 4) ...............         --         --          --        (491)
   Net policy repayments (loans)
      (note 5) ...........................         --         --          --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................    (10,424)   (13,747)    (62,920)    (14,314)
                                             --------   --------   ---------   ---------
         Net equity transactions .........     (5,276)  (236,326)    217,554   2,266,520
                                             --------   --------   ---------   ---------

Net change in contract owners' equity ....    151,910   (379,277)  1,024,342   1,987,616
Contract owners' equity beginning
   of period .............................    416,213    795,490   2,220,069     232,453
                                             --------   --------   ---------   ---------
Contract owners' equity end of period ....   $568,123    416,213   3,244,411   2,220,069
                                             ========   ========   =========   =========
CHANGES IN UNITS:
   Beginning units .......................     61,483     87,806     219,283      15,332
                                             --------   --------   ---------   ---------
   Units purchased .......................     18,573     49,377      44,254     258,438
   Units redeemed ........................    (19,561)   (75,700)    (24,363)    (54,487)
                                             --------   --------   ---------   ---------
   Ending units ..........................     60,495     61,483     239,174     219,283
                                             ========   ========   =========   =========

                                                  GVITSmCapVal                GVITSmComp
                                             -----------------------   -----------------------
                                                2003         2002         2003         2002
                                             ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ..........      (12,387)     (21,445)     (22,437)     (30,389)
   Realized gain (loss) on investments ...     (391,562)    (913,461)    (224,501)    (302,191)
   Change in unrealized gain (loss)
      on investments .....................    2,488,398   (1,633,978)   2,796,515   (1,358,922)
   Reinvested capital gains ..............           --      173,596           --           --
                                             ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    2,084,449   (2,395,288)   2,549,577   (1,691,502)
                                             ----------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........      332,884      500,247      408,230      691,300
   Transfers between funds ...............   (2,677,197)    (179,027)  (1,964,023)    (862,079)
   Surrenders (note 6) ...................     (685,950)    (456,828)    (807,963)    (254,707)
   Death benefits (note 4) ...............         (419)      (4,457)      (5,205)     (23,372)
   Net policy repayments (loans)
      (note 5) ...........................           --           --           --           --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................     (116,984)    (202,701)    (259,372)    (290,638)
                                             ----------   ----------   ----------   ----------
         Net equity transactions .........   (3,147,666)    (342,766)  (2,628,333)    (739,496)
                                             ----------   ----------   ----------   ----------

Net change in contract owners' equity ....   (1,063,217)  (2,738,054)     (78,756)  (2,430,998)
Contract owners' equity beginning
   of period .............................    5,027,570    7,765,624    7,325,254    9,756,252
                                             ----------   ----------   ----------   ----------
Contract owners' equity end of period ....    3,964,353    5,027,570    7,246,498    7,325,254
                                             ==========   ==========   ==========   ==========
CHANGES IN UNITS:
   Beginning units .......................      446,135      501,921      676,905      744,925
                                             ----------   ----------   ----------   ----------
   Units purchased .......................      173,391      350,531      150,313      438,772
   Units redeemed ........................     (395,049)    (406,317)    (351,439)    (506,792)
                                             ----------   ----------   ----------   ----------
   Ending units ..........................      224,477      446,135      475,779      676,905
                                             ==========   ==========   ==========   ==========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    GVITTotRt            GVITUSGro          GVITWLead           GSVITMidCap
                                             -----------------------   ------------   --------------------   ----------------
                                                2003          2002      2003   2002     2003       2002        2003      2002
                                             -----------   ---------   -----   ----   -------   ----------   ---------   ----
Investment activity:
   Net investment income (loss) ..........   $     8,676      20,456      (1)    --      (135)       8,956      11,723     --
   Realized gain (loss) on investments ...          (814)    (16,623)      1     --      (750)    (607,570)      3,154     --
   Change in unrealized gain (loss)
      on investments .....................       867,733    (434,761)     34     --    15,082      309,207     400,349     --
   Reinvested capital gains ..............            --          --      79     --        --           --      23,524     --
                                             -----------   ---------   -----    ---   -------   ----------   ---------    ---
      Net increase (decrease) in contract
         owners' equity
         resulting from operations .......       875,595    (430,928)    113     --    14,197     (289,407)    438,750     --
                                             -----------   ---------   -----    ---   -------   ----------   ---------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........        88,949      94,538      --     --     8,122       17,839         (17)    --
Transfers between funds ..................    (4,142,455)  4,004,455   1,089     --   (11,242)     (31,708)  1,923,226     --
   Surrenders (note 6) ...................       (95,010)         --      --     --        --     (828,977)        (98)    --
   Death benefits (note 4) ...............       (10,069)       (104)     --     --        --          (73)         --     --
   Net policy repayments (loans)
      (note 5) ...........................            --          --      --     --        --           --          --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................       (79,715)    (62,732)     (6)    --    (1,909)     (19,191)    (34,296)    --
                                             -----------   ---------   -----    ---   -------   ----------   ---------    ---
         Net equity transactions .........    (4,238,300)  4,036,157   1,083     --    (5,029)    (862,110)  1,888,815     --
                                             -----------   ---------   -----    ---   -------   ----------   ---------    ---

Net change in contract owners' equity ....    (3,362,705)  3,605,229   1,196     --     9,168   (1,151,517)  2,327,565     --
Contract owners' equity beginning of
   period ................................     5,508,990   1,903,761      --     --    33,870    1,185,387          --     --
                                             -----------   ---------   -----    ---   -------   ----------   ---------    ---
Contract owners' equity end of period ....   $ 2,146,285   5,508,990   1,196     --    43,038       33,870   2,327,565     --
                                             ===========   =========   =====    ===   =======   ==========   =========    ===

CHANGES IN UNITS:
   Beginning units .......................       722,741     205,773      --     --     5,059      132,145          --     --
                                             -----------   ---------   -----    ---   -------   ----------   ---------    ---
   Units purchased .......................        42,230     616,758      97     --     2,548      129,502     203,810     --
   Units redeemed ........................      (543,920)    (99,790)     (1)    --    (2,883)    (256,588)    (19,562)    --
                                             -----------   ---------   -----    ---   -------   ----------   ---------    ---
   Ending units ..........................       221,051     722,741      96     --     4,724        5,059     184,248     --
                                             ===========   =========   =====    ===   =======   ==========   =========    ===

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     JPMorBal                 JanBal
                                             -----------------------   -------------------
                                                2003         2002         2003       2002
                                             ----------   ----------   ---------   -------
Investment activity:
   Net investment income (loss) ..........   $   29,389       28,618      16,069     6,370
   Realized gain (loss) on investments ...      (86,473)    (235,398)        795        --
   Change in unrealized gain (loss)
      on investments .....................      342,500      (44,578)    113,758    (4,449)
   Reinvested capital gains ..............           --           --          --        --
                                             ----------   ----------   ---------   -------

      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......      285,416     (251,358)    130,622     1,921
                                             ----------   ----------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........      152,613      238,818      77,038        --
   Transfers between funds ...............    1,521,861       17,044     291,794   598,617
   Surrenders (note 6) ...................     (116,612)  (1,235,895)       (262)       --
   Death benefits (note 4) ...............         (374)      (1,571)         --        --
   Net policy repayments (loans)
      (note 5) ...........................           --           --          --        --
   Redemptions to pay cost of insurance
      charges and administration
      charges (notes 2b and 2c) ..........      (40,389)     (59,081)    (20,695)        3
                                             ----------   ----------   ---------   -------
         Net equity transactions .........    1,517,099   (1,040,685)    347,875   598,620
                                             ----------   ----------   --------    -------

Net change in contract owners' equity ....    1,802,515   (1,292,043)    478,497   600,541
Contract owners' equity beginning
   of period .............................    1,301,319    2,593,362     600,541        --
                                             ----------   ----------   ---------   -------
Contract owners' equity end of period ....   $3,103,834    1,301,319   1,079,038   600,541
                                             ==========    =========   =========   =======

CHANGES IN UNITS:
   Beginning units .......................      154,992      270,829      59,831        --
                                             ----------   ----------   ---------   -------
   Units purchased .......................      241,482      134,991      58,965    59,831
   Units redeemed ........................      (84,384)    (250,828)    (24,043)       --
                                             ----------   ----------   ---------   -------
   Ending units ..........................      312,090      154,992      94,753    59,831
                                             ==========   ==========   =========   =======

                                                    JanCapAp              JanGITech
                                             ---------------------   -------------------
                                                2003        2002       2003       2002
                                             ---------   ---------   --------   --------
Investment activity:
   Net investment income (loss) ..........        (633)     (1,629)    (2,190)    (3,152)
   Realized gain (loss) on investments ...    (327,857)   (122,743)   (91,863)  (236,898)
   Change in unrealized gain (loss)
      on investments .....................     446,779    (297,909)   419,523   (244,942)
   Reinvested capital gains ..............          --          --         --         --
                                             ---------   ---------   --------    -------

      Net increase (decrease) in
         contract owners' equity
            resulting from operations ....     118,289    (422,281)   325,470   (484,992)
                                             ---------   ---------   --------    -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........      34,615      46,397     19,793     96,808
   Transfers between funds ...............    (422,939)   (221,409)  (200,670)   545,692
   Surrenders (note 6) ...................     (28,038)   (103,378)    (6,847)        --
   Death benefits (note 4) ...............          --        (479)        --         --
   Net policy repayments (loans)
      (note 5) ...........................          --          --         --         --
   Redemptions to pay cost of insurance
      charges and administration
      charges (notes 2b and 2c) ..........     (59,411)   (166,665)   (19,134)   (20,088)
                                             ---------   ---------   --------    -------
         Net equity transactions .........    (475,773)   (445,534)  (206,858)   622,412
                                             ---------   ---------   --------    -------

Net change in contract owners' equity ....    (357,484)   (867,815)   118,612    137,420
Contract owners' equity beginning
   of period .............................   1,812,145   2,679,960    741,390    603,970
                                             ---------   ---------   --------    -------
Contract owners' equity end of period ....   1,454,661   1,812,145    860,002    741,390
                                             =========   =========    =======    =======

CHANGES IN UNITS:
   Beginning units .......................     337,673     419,473    306,909    147,511
                                             ---------   ---------   --------    -------
   Units purchased .......................     143,254     328,659    102,145    370,434
   Units redeemed ........................    (255,013)   (410,459)  (165,734)  (211,036)
                                             ---------   ---------   --------    -------
   Ending units ..........................     225,914     337,673    243,320    306,909
                                             =========   =========   ========    =======

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    JanIntGro              MGVITMultiSec         NBAMTFas           NBAMTGro
                                             ----------------------   ---------------------   --------------   ------------------
                                                2003         2002        2003        2002       2003    2002     2003      2002
                                             ----------   ---------   ---------   ---------   -------   ----   -------   --------
Investment activity:
   Net investment income (loss) ..........   $    5,112       3,593     117,442      88,272      (381)    --      (840)    (1,932)
   Realized gain (loss) on investments ...     (114,640)   (198,622)     19,611      (1,760)    6,175     --     8,180   (343,527)
   Change in unrealized gain (loss)
      on investments .....................      299,723    (147,376)    117,271      35,103    21,863     --    81,810     95,152
   Reinvested capital gains ..............           --          --          --          --        87     --        --         --
                                             ----------   ---------   ---------   ---------   -------    ---   -------   --------
   Net increase (decrease) in
      contract owners' equity
      resulting from operations ..........      190,195    (342,405)    254,324     121,615    27,744     --    89,150   (250,307)
                                             ----------   ---------   ---------   ---------   -------    ---   -------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........      121,679     225,966      90,037     513,043     7,439     --    65,670    116,495
   Transfers between funds ...............     (490,714)     26,631    (220,921)    163,378   160,221     --   287,360   (383,031)
   Surrenders (note 6) ...................     (199,605)    (44,690)    (42,457)         --    (5,655)    --        --   (155,396)
   Death benefits (note 4) ...............           --        (299)         --        (537)       --     --        --     (1,280)
   Net policy repayments (loans)
      (note 5) ...........................           --          --          --          --        --     --        --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................      (29,493)    (44,623)    (45,707)    (41,289)   (3,340)    --   (23,641)   (29,483)
                                             ----------   ---------   ---------   ---------   -------    ---   -------   --------
         Net equity transactions .........     (598,133)    162,985    (219,048)    634,595   158,665     --   329,389   (452,695)
                                             ----------   ---------   ---------   ---------   -------    ---   -------   --------

Net change in contract owners' equity ....     (407,938)   (179,420)     35,276     756,210   186,409     --   418,539   (703,002)
Contract owners' equity beginning
   of period .............................    1,032,385   1,211,805   2,212,803   1,456,593        --     --   241,390    944,392
                                             ----------   ---------   ---------   ---------   -------    ---   -------   --------
Contract owners' equity end of period ....   $  624,447   1,032,385   2,248,079   2,212,803   186,409     --   659,929    241,390
                                             ==========   =========   =========   =========   =======    ===   =======    =======

CHANGES IN UNITS:
   Beginning units .......................      221,735     192,654     187,462     131,899        --     --    46,182    124,202
                                             ----------   ---------   ---------   ---------   -------    ---   -------   --------
   Units purchased .......................       55,055     149,246     155,202      89,362    29,243     --    60,132    134,044
   Units redeemed ........................     (176,870)   (120,165)   (173,337)    (33,799)  (14,393)    --   (10,024)  (212,064)
                                             ----------   ---------   ---------   ---------   -------    ---   -------   --------
   Ending units ..........................       99,920     221,735     169,327     187,462    14,850     --    96,290     46,182
                                             ==========   =========   =========   =========   =======    ===   =======   ========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   NBAMTGuard              NBAMTLMat
                                             ----------------------   ---------------------
                                                2003         2002       2003        2002
                                             ----------   ---------   --------   ----------
Investment activity:
   Net investment income (loss) ..........   $   10,505       8,140     11,154      293,411
   Realized gain (loss) on investments ...     (105,726)   (115,613)        51      (15,383)
   Change in unrealized gain (loss)
      on investments .....................      566,224    (499,532)    (4,668)     (64,466)
   Reinvested capital gains ..............           --          --         --           --
                                             ----------   ---------   --------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......      471,003    (607,005)     6,537      213,562
                                             ----------   ---------   --------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........       61,094     304,599      9,255      416,107
   Transfers between funds ...............     (125,755)   (461,407)  (388,658)  (2,310,013)
   Surrenders (note 6) ...................       (7,868)         --         --   (4,253,669)
   Death benefits (note 4) ...............         (423)     (1,632)        --      (27,402)
   Net policy repayments (loans)
      (note 5) ...........................           --          --         --           --
   Redemptions to pay cost of insurance
      charges and administration
      charges (notes 2b and 2c) ..........      (26,818)    (35,473)   (10,187)    (113,976)
                                             ----------   ---------   --------   ----------
         Net equity transactions .........      (99,770)   (193,913)  (389,590)  (6,288,953)
                                             ----------   ---------   --------   ----------

Net change in contract owners' equity ....      371,233    (800,918)  (383,053)  (6,075,391)
Contract owners' equity beginning
   of period .............................    1,554,771   2,355,689    391,240    6,466,631
                                             ----------   ---------   --------   ----------
Contract owners' equity end of period ....   $1,926,004   1,554,771      8,187      391,240
                                             ==========   =========   ========   ==========

CHANGES IN UNITS:
   Beginning units .......................      197,760     220,317     34,509      599,545
                                             ----------   ---------   --------   ----------
   Units purchased .......................       89,107      64,809     15,698      626,866
   Units redeemed ........................     (101,300)    (87,366)   (49,501)  (1,191,902)
                                             ----------   ---------   --------   ----------
   Ending units ..........................      185,567     197,760        706       34,509
                                             ==========   =========   ========   ==========


                                                   NBAMTMCGr              NBAMTPart
                                             ---------------------   ----------------------
                                                2003        2002        2003       2002
                                             ---------   ---------   ---------   ----------
Investment activity:
   Net investment income (loss) ..........      (7,344)     (3,998)     (9,352)      13,089
   Realized gain (loss) on investments ...    (189,211)   (240,535)    (75,658)  (1,420,213)
   Change in unrealized gain (loss)
      on investments .....................     771,579    (128,189)  1,167,877     (391,869)
   Reinvested capital gains ..............          --          --          --           --
                                             ---------   ---------   ---------   ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......     575,024    (372,722)  1,082,867   (1,798,993)
                                             ---------   ---------   ---------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........     131,297     103,198      69,805      673,609
   Transfers between funds ...............   3,501,104     451,523   1,687,998   (2,522,937)
   Surrenders (note 6) ...................     (93,012)         --     (50,757)     (13,721)
   Death benefits (note 4) ...............      (4,360)     (2,492)       (377)     (24,429)
   Net policy repayments (loans)
      (note 5) ...........................          --          --          --           --
   Redemptions to pay cost of insurance
      charges and administration
      charges (notes 2b and 2c) ..........     (36,394)    (32,702)    (72,208)    (140,729)
                                             ---------   ---------   ---------   ----------
         Net equity transactions .........   3,498,635     519,527   1,634,461   (2,028,207)
                                             ---------   ---------   ---------   ----------

Net change in contract owners' equity ....   4,073,659     146,805   2,717,328   (3,827,200)
Contract owners' equity beginning
   of period .............................   1,113,408     966,603   2,790,975    6,618,175
                                             ---------   ---------   ---------   ----------
Contract owners' equity end of period ....   5,187,067   1,113,408   5,508,303    2,790,975
                                             =========   =========   =========   ==========

CHANGES IN UNITS:
   Beginning units .......................     131,620      80,698     378,874      682,432
                                             ---------   ---------   ---------   ----------
   Units purchased .......................     424,574     110,090     249,673      661,752
   Units redeemed ........................     (74,758)    (59,168)    (74,231)    (965,310)
                                             ---------   ---------   ---------   ----------
   Ending units ..........................     481,436     131,620     554,316      378,874
                                             =========   =========   =========   ==========


NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                               ONEMidCap           OppAggGro               OppBdFd                OppCapAp
                                            --------------  ----------------------  ---------------------  ----------------------
                                              2003    2002     2003        2002        2003       2002        2003        2002
                                            --------  ----  ----------  ----------  ---------  ----------  ----------  ----------
Investment activity:
   Net investment income (loss) ..........  $ (2,064)   --     (12,256)     26,522     67,218      95,900      14,034      30,175
   Realized gain (loss) on investments ...     1,415    --    (699,750) (1,389,470)    10,755     (37,364) (1,389,505) (1,724,296)
   Change in unrealized gain (loss)
      on investments .....................   129,846    --   2,021,578    (846,459)    (4,539)     36,548   3,798,618  (1,743,381)
   Reinvested capital gains ..............        --    --          --          --         --          --          --          --
                                            --------   ---  ----------  ----------  ---------  ----------  ----------  ----------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......   129,197    --   1,309,572  (2,209,407)    73,434      95,084   2,423,147  (3,437,502)
                                            --------   ---  ----------  ----------  ---------  ----------  ----------  ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........       (72)   --     289,809     810,671        (19)    237,078     244,421   1,692,506
   Transfers between funds ...............   582,290    --  (1,036,315)   (625,410)  (240,431)     78,311  (2,159,802)   (313,298)
   Surrenders (note 6) ...................        --    --    (309,189)         --         --  (1,255,762)   (336,678)   (619,430)
   Death benefits (note 4) ...............        --    --     (11,861)    (14,182)        --      (5,295)     (5,012)    (11,802)
   Net policy repayments (loans)
      (note 5) ...........................        --    --          --          --         --          --          --          --
   Redemptions to pay cost of insurance
      charges and administration
      charges (notes 2b and 2c) ..........   (11,500)   --    (113,247)   (133,323)   (44,585)    (50,572)   (198,788)   (234,182)
                                            --------   ---  ----------  ----------  ---------  ----------  ----------  ----------
         Net equity transactions .........   570,718    --  (1,180,803)     37,756   (285,035)   (996,240) (2,455,859)    513,794
                                            --------   ---  ----------  ----------  ---------  ----------  ----------  ----------

Net change in contract owners' equity ....   699,915    --     128,769  (2,171,651)  (211,601)   (901,156)    (32,712) (2,923,708)
Contract owners' equity beginning
   of period .............................        --    --   6,024,983   8,196,634  1,156,951   2,058,107   8,946,612  11,870,320
                                            --------   ---  ----------  ----------  ---------  ----------  ----------  ----------
Contract owners' equity end of period ....  $699,915    --   6,153,752   6,024,983    945,350   1,156,951   8,913,900   8,946,612
                                            ========   ===  ==========  ==========  =========  ==========  ==========  ==========

CHANGES IN UNITS:
   Beginning units .......................        --    --     796,603     782,585     99,772     193,237     972,587     938,153
                                            --------   ---  ----------  ----------  ---------  ----------  ----------  ----------
   Units purchased .......................    55,198    --     345,863     237,113     32,263     170,339     278,761     477,726
   Units redeemed ........................    (1,024)   --    (492,066)   (223,095)   (55,562)   (263,804)   (503,364)   (443,292)
                                            --------   ---  ----------  ----------  ---------  ----------  ----------  ----------
   Ending units ..........................    54,174    --     650,400     796,603     76,473      99,772     747,984     972,587
                                            ========   ===  ==========  ==========  =========  ==========  ==========  ==========

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                        OppGlSec               OppMSGrInc
                                                -----------------------   -------------------
                                                   2003         2002        2003       2002
                                                ----------   ----------   --------   --------
Investment activity:
   Net investment income (loss) .............   $    7,567        3,151      1,281      1,189
   Realized gain (loss) on investments ......      182,139     (485,096)   (43,448)   (31,594)
   Change in unrealized gain (loss) on
      investments ...........................      488,131      111,344     93,699    (75,553)
   Reinvested capital gains .................           --           --         --         --
                                                ----------   ----------   --------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................      677,837     (370,601)    51,532   (105,958)
                                                ----------   ----------   --------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............       21,803      200,286     11,115     87,655
   Transfers between funds ..................      463,116   (1,036,758)    12,020    (45,991)
   Surrenders (note 6) ......................      (55,463)    (360,969)  (121,431)   (65,493)
   Death benefits (note 4) ..................       (7,620)      (1,419)        --     (1,245)
   Net policy repayments (loans) (note 5) ...           --           --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (15,505)     (41,884)    (7,675)   (15,373)
                                                ----------   ----------   --------   --------
         Net equity transactions ............      406,331   (1,240,744)  (105,971)   (40,447)
                                                ----------   ----------   --------   --------

Net change in contract owners' equity .......    1,084,168   (1,611,345)   (54,439)  (146,405)
Contract owners' equity beginning of
   period ...................................      555,149    2,166,494    361,998    508,403
                                                ----------   ----------   --------   --------
Contract owners' equity end of period .......   $1,639,317      555,149    307,559    361,998
                                                ==========   ==========   ========   ========

CHANGES IN UNITS:
   Beginning units ..........................       85,244      258,325     50,679     57,708
                                                ----------   ----------   --------   --------
   Units purchased ..........................      141,931      361,748     32,210     30,198
   Units redeemed ...........................      (50,268)    (534,829)   (48,972)   (37,227)
                                                ----------   ----------   --------   --------
   Ending units .............................      176,907       85,244     33,917     50,679
                                                ==========   ==========   ========   ========

                                                    OppMultStr             PIMLowDur
                                                ------------------   ----------------------
                                                  2003      2002        2003        2002
                                                -------   --------   ----------   ---------
Investment activity:
   Net investment income (loss) .............    11,488     21,526       89,214       2,142
   Realized gain (loss) on investments ......     8,085   (124,256)         716          16
   Change in unrealized gain (loss) on
      investments ...........................    86,162     (6,549)     (13,411)      2,833
   Reinvested capital gains .................        --      9,872       29,389          --
                                                -------   --------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................   105,735    (99,407)     105,908       4,991
                                                -------   --------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      (108)   129,146      649,467     (15,669)
   Transfers between funds ..................   182,279     12,208   22,179,953   2,910,937
   Surrenders (note 6) ......................        --   (535,567)          --          --
   Death benefits (note 4) ..................        --     (3,008)          --          --
   Net policy repayments (loans) (note 5) ...        --         --           --          --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................   (14,033)   (18,654)    (142,618)     15,429
                                                -------   --------   ----------   ---------
         Net equity transactions ............   168,138   (415,875)  22,686,802   2,910,697
                                                -------   --------   ----------   ---------

Net change in contract owners' equity .......   273,873   (515,282)  22,792,710   2,915,688
Contract owners' equity beginning
   of period ................................   438,057    953,339    2,915,688          --
                                                -------   --------   ----------   ---------
Contract owners' equity end of period .......   711,930    438,057   25,708,398   2,915,688
                                                =======   ========   ==========   =========

CHANGES IN UNITS:
   Beginning units ..........................    47,775     92,958      286,221          --
                                                -------   --------   ----------   ---------
   Units purchased ..........................    34,037     86,454    2,250,036     286,221
   Units redeemed ...........................   (19,591)  (131,637)     (64,399)         --
                                                -------   --------   ----------   ---------
   Ending units .............................    62,221     47,775    2,471,858     286,221
                                                =======   ========   ==========   =========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                   PIMRealRet         PIMTotRet           PionHY             RoyMicro
                                                ---------------   -----------------   --------------   -------------------
                                                  2003     2002      2003      2002     2003    2002      2003      2002
                                                --------   ----   ----------   ----   -------   ----   ---------   -------
Investment activity:
   Net investment income (loss) .............   $ 18,200     --      304,763     --    35,797     --      (4,756)     (101)
   Realized gain (loss) on investments ......     18,535     --       18,488     --   128,580     --      30,265        --
   Change in unrealized gain (loss)
      on investments ........................     (2,386)    --     (120,029)    --    14,892     --     637,808     5,856
   Reinvested capital gains .................     25,140     --      135,468     --        --     --     107,641        --
                                                --------    ---   ----------    ---   -------    ---   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .........................     59,489     --      338,690     --   179,269     --     770,958     5,755
                                                --------    ---   ----------    ---   -------    ---   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      6,202     --      374,665     --        90     --      67,077        --
   Transfers between funds ..................    903,099     --   17,357,146     --   377,250     --   1,215,428   884,408
   Surrenders (note 6) ......................    (19,422)    --         (587)    --      (197)    --      (2,606)       --
   Death benefits (note 4) ..................         --     --      (40,141)    --        --     --          --        --
   Net policy repayments (loans) (note 5) ...         --     --           --     --        --     --          --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................    (26,640)    --      (78,888)    --   (14,276)    --     (40,828)        6
                                                --------    ---   ----------    ---   -------    ---   ---------   -------
         Net equity transactions ............    863,239     --   17,612,195     --   362,867     --   1,239,071   884,414
                                                --------    ---   ----------    ---   -------    ---   ---------   -------

Net change in contract owners' equity .......    922,728     --   17,950,885     --   542,136     --   2,010,029   890,169
Contract owners' equity beginning
   of period ................................         --     --           --     --        --     --     890,169        --
                                                --------    ---   ----------    ---   -------    ---   ---------   -------
Contract owners' equity end of period .......   $922,728     --   17,950,885     --   542,136     --   2,900,198   890,169
                                                ========    ===   ==========    ===   =======    ===   =========   =======

CHANGES IN UNITS:
   Beginning units ..........................         --     --           --     --        --     --      88,080        --
                                                --------    ---   ----------    ---   -------    ---   ---------   -------
   Units purchased ..........................     87,021     --    1,723,841     --    60,465     --     178,323    88,080
   Units redeemed ...........................     (4,931)    --      (62,450)    --   (20,964)    --     (73,561)       --
                                                --------    ---   ----------    ---   -------    ---   ---------   -------
   Ending units .............................     82,090     --    1,661,391     --    39,501     --     192,842    88,080
                                                ========    ===   ==========    ===   =======    ===   =========   =======

                                                                     (continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                 SGVITMdCpGr               StOpp2                 StDisc2           StIntStk2
                                             -------------------   -----------------------   -----------------   -----------------
                                               2003       2002        2003         2002       2003       2002     2003      2002
                                             --------   --------   ----------   ----------   -------   -------   ------   --------
Investment activity:
   Net investment income (loss) ..........   $ (1,503)    (2,276)     (19,529)         293      (291)     (191)      68      4,912
   Realized gain (loss) on investments ...    (73,878)  (256,469)    (831,868)  (2,112,851)    4,974    (4,230)     (53)   (80,102)
   Change in unrealized gain (loss)
      on investments .....................    251,221    (37,786)   3,711,990     (458,191)   32,539      (353)    (192)   (11,468)
   Reinvested capital gains ..............         --         --           --      136,162        --        --       --         --
                                             --------   --------   ----------   ----------   -------   -------   ------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......    175,840   (296,531)   2,860,593   (2,434,587)   37,222    (4,774)    (177)   (86,658)
                                             --------   --------   ----------   ----------   -------   -------   ------   --------
Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........     24,787     27,673      101,905      726,303       (65)   19,693        4      3,719
   Transfers between funds ...............    201,313   (108,385)   2,387,529   (1,077,826)  133,103    79,948   (4,034)   (34,820)
   Surrenders (note 6) ...................    (61,831)        --     (125,243)    (494,022)       --   (51,917)      --   (148,836)
   Death benefits (note 4) ...............         --       (497)     (25,897)     (25,947)       --      (125)      --       (733)
   Net policy repayments (loans)
      (note 5) ...........................         --         --      183,582           --        --        --       --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................    (20,260)   (24,564)    (131,807)    (174,628)   (3,249)   (1,439)     (21)    (5,712)
                                             --------   --------   ----------   ----------   -------   -------   ------   --------
         Net equity transactions .........    144,009   (105,773)   2,390,069   (1,046,120)  129,789    46,160   (4,051)  (186,382)
                                             --------   --------   ----------   ----------   -------   -------   ------   --------

Net change in contract owners' equity ....    319,849   (402,304)   5,250,662   (3,480,707)  167,011    41,386   (4,228)  (273,040)
Contract owners' equity beginning
   of period .............................    472,510    874,814    4,790,913    8,271,620    56,537    15,151    4,228    277,268
                                             --------   --------   ----------   ----------   -------   -------   ------   --------
Contract owners' equity end of period ....   $792,359    472,510   10,041,575    4,790,913   223,548    56,537       --      4,228
                                             ========   ========   ==========   ==========   =======   =======   ======   ========
CHANGES IN UNITS:
   Beginning units .......................     66,164     77,229      693,897      875,255     5,771     1,313      779     38,838
                                             --------   --------   ----------   ----------   -------   -------   ------   --------
   Units purchased .......................     35,950     74,210      855,806      835,969    13,740    16,685        2     42,013
   Units redeemed ........................    (22,838)   (85,275)    (482,241)  (1,017,327)   (2,790)  (12,227)    (781)   (80,072)
                                             --------   --------   ----------   ----------   -------   -------   ------   --------
   Ending units ..........................     79,276     66,164    1,067,462      693,897    16,721     5,771       --        779
                                             ========   ========   ==========   ==========   =======   =======   ======   ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                    TRPEI2                 TRPMCG2          TurnGVITGro        VEWrldBd
                                             --------------------   ---------------------   -----------   -----------------
                                                2003        2002       2003       2002      2003   2002     2003     2002
                                             ----------   -------   ---------   ---------   ----   ----   -------   -------
Investment activity:
   Net investment income (loss) ..........   $   16,839       (39)     (5,156)       (124)   --     --        438       (38)
   Realized gain (loss) on investments ...       33,743        --     180,412           1     1     --      2,916     1,570
   Change in unrealized gain (loss)
      on investments .....................      279,549        --     511,011       3,129    37     --       (314)    1,563
   Reinvested capital gains ..............           --        --          --          --    --     --         --        --
                                             ----------   -------   ---------   ---------   ---    ---    -------   -------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations .......      330,131       (39)    686,267       3,006    38     --      3,040     3,095
                                             ----------   -------   ---------   ---------   ---    ---    -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ...........       80,177        --      53,365          --    --     --     16,903         3
   Transfers between funds ...............    1,479,562   355,394     149,998   1,494,646   568     --    (28,970)   37,106
   Surrenders (note 6) ...................       (3,718)       --     (20,937)         --    --     --         --   (11,785)
   Death benefits (note 4) ...............           --        --          --          --    --     --         --      (158)
   Net policy repayments (loans)
      (note 5) ...........................           --        --          --          --    --     --         --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) ..................      (31,204)       (2)    (47,787)          2    (7)    --     (1,157)     (283)
                                             ----------   -------   ---------   ---------   ---    ---    -------   -------
         Net equity transactions .........    1,524,817   355,392     134,639   1,494,648   561     --    (13,224)   24,883
                                             ----------   -------   ---------   ---------   ---    ---    -------   -------

Net change in contract owners' equity ....    1,854,948   355,353     820,906   1,497,654   599     --    (10,184)   27,978
Contract owners' equity beginning
   of period .............................      355,353        --   1,497,654          --    --     --     27,978        --
                                             ----------   -------   ---------   ---------   ---    ---    -------   -------
Contract owners' equity end of period ....   $2,210,301   355,353   2,318,560   1,497,654   599     --     17,794    27,978
                                             ==========   =======   =========   =========   ===    ===    =======   =======

CHANGES IN UNITS:
   Beginning units .......................       35,117        --     146,130          --    --     --      2,464        --
                                             ----------   -------   ---------   ---------   ---    ---    -------   -------
   Units purchased .......................      163,839    35,117      40,115     146,130   183     --      2,374     3,636
   Units redeemed ........................      (23,835)       --     (22,010)         --    (2)    --     (3,510)   (1,172)
                                             ----------   -------   ---------   ---------   ---    ---    -------   -------
   Ending units ..........................      175,121    35,117     164,235     146,130   181     --      1,328     2,464
                                             ==========   =======   =========   =========   ===    ===    =======   =======

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     VEWrldEMkt             VEWrldHAs            VKEmMkt             VKMidCapG
                                                --------------------   ------------------   -----------------   -------------------
                                                   2003       2002       2003       2002      2003      2002      2003       2002
                                                ---------   --------   --------   -------   -------   -------   --------   --------
Investment activity:
   Net investment income (loss) .............   $    (533)      (688)       403       792    (1,597)   19,585       (212)    (1,655)
   Realized gain (loss) on investments ......      32,353      3,151      7,827   (17,324)   81,133    (1,321)     7,699   (136,255)
   Change in unrealized gain (loss)
      on investments ........................      97,555     (8,330)    55,668    15,606    55,823    (5,223)    29,885    (25,015)
   Reinvested capital gains .................          --         --         --        --        --        --         --         --
                                                ---------   --------   --------   -------   -------   -------   --------   --------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........     129,375     (5,867)    63,898      (926)  135,359    13,041     37,372   (162,925)
                                                ---------   --------   --------   -------   -------   -------   --------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      78,249     38,092     74,640    29,156    67,787     7,336         80    187,878
   Transfers between funds ..................    (129,299)  (133,712)   200,203    34,120   (77,379)  224,169   (358,906)   252,651
   Surrenders (note 6) ......................     (54,535)   (13,656)  (185,920)       --   (27,843)       --     (1,644)    (2,646)
   Death benefits (note 4) ..................          --       (503)        --        --        --    (1,362)        --        (14)
   Net policy repayments (loans) (note 5) ...          --         --         --        --        --        --         --         --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .....................      (7,226)   (10,623)    (6,525)   (4,550)  (16,264)   (6,742)    (2,159)   (13,082)
                                                ---------   --------   --------   -------   -------   -------   --------   --------
         Net equity transactions ............    (112,811)  (120,402)    82,398    58,726   (53,699)  223,401   (362,629)   424,787
                                                ---------   --------   --------   -------   -------   -------   --------   --------

Net change in contract owners' equity .......      16,564   (126,269)   146,296    57,800    81,660   236,442   (325,257)   261,862
Contract owners' equity beginning
   of period ................................     274,924    401,193    206,801   149,001   302,781    66,339    432,303    170,441
                                                ---------   --------   --------   -------   -------   -------   --------   --------
Contract owners' equity end of period .......   $ 291,488    274,924    353,097   206,801   384,441   302,781    107,046    432,303
                                                =========   ========   ========   =======   =======   =======   ========   ========

CHANGES IN UNITS:
   Beginning units ..........................      39,671     56,168     26,033    18,257    26,187     6,255    103,307     27,935
                                                ---------   --------   --------   -------   -------   -------   --------   --------
   Units purchased ..........................      30,301     38,155     39,448    29,197    25,451    28,579     11,847    146,215
   Units redeemed ...........................     (42,699)   (54,652)   (34,800)  (21,421)  (25,692)   (8,647)   (97,132)   (70,843)
                                                ---------   --------   --------   -------   -------   -------   --------   --------
   Ending units .............................      27,273     39,671     30,681    26,033    25,946    26,187     18,022    103,307
                                                =========   ========   ========   =======   =======   =======   ========   ========

NATIONWIDE VL SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2003 and 2002

                                                     VKUSRealEst
                                                ----------------------
                                                   2003         2002
                                                ----------   ---------
Investment activity:
   Net investment income (loss) .............   $   (5,718)     58,652
   Realized gain (loss) on investments ......      (50,963)    (42,889)
   Change in unrealized gain (loss)
      on investments ........................      666,018    (193,394)
   Reinvested capital gains .................           --      51,014
                                                ----------   ---------
      Net increase (decrease) in
         contract owners' equity
         resulting from operations ..........      609,337    (126,617)
                                                ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ..............      231,170     251,757
   Transfers between funds ..................      107,044     727,003
   Surrenders (note 6) ......................     (314,508)   (501,340)
   Death benefits (note 4) ..................         (779)    (12,717)
   Net policy repayments (loans) (note 5)               --          --
   Redemptions to pay cost of insurance
         charges and administration charges
         (notes 2b and 2c) ..................      (62,725)    (69,485)
                                                ----------   ---------
         Net equity transactions ............      (39,798)    395,218
                                                ----------   ---------

Net change in contract owners' equity .......      569,539     268,601
Contract owners' equity beginning
   of period ................................    2,102,229   1,833,628
                                                ----------   ---------
Contract owners' equity end of period .......   $2,671,768   2,102,229
                                                ==========   =========

CHANGES IN UNITS:
   Beginning units ..........................      180,996     152,921
                                                ----------   ---------
   Units purchased ..........................      120,602     155,201
   Units redeemed ...........................     (129,577)   (127,126)
                                                ----------   ---------
   Ending units .............................      172,021     180,996
                                                ==========   =========

See accompanying notes to financial statements.

================================================================================

================================================================================

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2003 and 2002

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of Gartmore GVIT Small Cap Growth Fund - Class II for which the Account was credited with 100,000 units of Gartmore GVIT Small Cap Growth Fund - Class II. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

          The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

     (b)  The Contracts

          Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

             Portfolios of AIM Variable Insurance Funds, Inc;
                AIM VIF Basic Value Fund - Series 1 (AIMBVF)
               *AIM VIF Capital Development Fund - Series 1 (AIMCDF)

             Portfolios of Alliance Variable Product Series Funds, Inc;
                Alliance VPS Growth & Income Portfolio - Class A (AllGroInc)

             Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP Balanced Fund - Class I (ACVPBal)
                American Century VP Capital Appreciation Fund - Class I
                   (ACVPCapAp)
                American Century VP Income & Growth Fund - Class I (ACVPIncGr) American Century VP International Fund - Class I (ACVPInt) American Century VP Ultra Fund - Class I (ACVPUltra)
                American Century VP Value Fund - Class I (ACVPVal)

             Portfolios of Bank One One Group(R) Investment Trust;
                One Group(R) IT Mid Cap Growth Portfolio (ONEMidCap)
               *One Group(R) IT Mid Cap Value Portfolio (ONEMidCapV)

             Baron Capital Asset Trust Insurance Series;
                Baron Capital Asset Trust (BCAT)

             Calvert Variable Series (CVS) Inc.;
               *Calvert Social Equity Portfolio (CVSSEP)

             Comstock GVIT Value Fund - Class I (ComGVITVal)

             Portfolios of the Credit Suisse Trust;
                Credit Suisse Trust - Global Post-Venture Capital Portfolio
                   (CSGPVen)
                Credit Suisse Trust - International Focus Portfolio (CSIntEq) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

             Portfolio of the Dreyfus GVIT;
                Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

             Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
               *Dreyfus IP - European Equity Portfolio (DryEuroEq)
                Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
                   (DryMidCapStk)
                Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                   (DrySmCapIxS)

             Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
                (DrySRGro)
             Dreyfus Stock Index Fund (DryStkIx)
             Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio - Initial Shares
                   (DryVIFApp)
                Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                   (DryVIFGrInc)
                Dreyfus VIF - International Value Portfolio - Initial Shares
                   (DryIntVal)

             Federated GVIT High Income Bond Fund - Class I (FGVITHiInc)

             Portfolios of Federated Insurance Series;
                Federated Quality Bond Fund II - Primary Shares (FedQualBd)

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
                   (FidVIPEI)
                Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                   (FidVIPEIS)
                Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Initial Class
                   (FidVIPHI)
                Fidelity(R) VIP - High Income Portfolio: Service Class
                   (FidVIPHIS)
                Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv) Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP II);
                Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
                   (FidVIPAM)
                Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
                   (FidVIPCon)
                Fidelity(R) VIP II - Contrafund Portfolio: Service Class
                   (FidVIPConS)

             Portfolios of the Fidelity(R) Variable Insurance Products
                (Fidelity(R) VIP III);
                Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial
                   Class (FidVIPGrOp)
                Fidelity(R) VIP III - Growth Opportunities Portfolio: Service
                   Class (FidVIPGrOPS)
               *Fidelity(R) VIP III - Value Strategies Portfolio: Service
                   Class (FidVIPValStS)

             Franklin Templeton Variable Insurance Products Trust
                (Franklin Templeton VIT);
                Franklin Templeton VIT - Templeton Foreign Securities
                   Fund - Class 2 (FTVIPFS)

             Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT);
                Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Global Financial Services Fund - Class I
                   (GVITGlFin)
               *Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
                Gartmore GVIT Global Technology and Communications
                   Fund - Class I (GVITGlTech)
               *Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
                Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                Gartmore GVIT Investor Destinations Aggressive Fund (GVITIDAgg) Gartmore GVIT Investor Destinations Conservative Fund
                   (GVITIDCon)
                Gartmore GVIT Investor Destinations Moderate Fund (GVITIDMod) Gartmore GVIT Investor Destinations Moderately Aggressive
                   Fund (GVITIDModAgg)
                Gartmore GVIT Investor Destinations Moderately Conservative
                   Fund (GVITIDModCon)
               *Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
                Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                Gartmore GVIT Money Market Fund - Class V (GVITMyMkt5)
               *Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
                Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
                   (NWGVITStrVal)
                Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
                Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)

             Portfolios of Goldman Sachs;
               *Goldman Sachs Mid Cap Value Fund A (GSMCV)
                Goldman Sachs VIT Mid Cap Value Fund (GSVITMidCap)

             J.P. Morgan GVIT Balanced Fund - Class I (JPMorBal)

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

             Portfolios of the Janus Aspen Series (Janus AS);
                Janus AS - Balanced Portfolio - Service Shares (JanBal) Janus AS - Capital Appreciation Portfolio - Service Shares
                   (JanCapAp)
                Janus AS - Global Technology Portfolio - Service Shares
                   (JanGITech)
                Janus AS - International Growth Portfolio - Service Shares
                   (JanIntGro)

             MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)

             Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
               *Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
                Neuberger Berman AMT - Fasciano Portfolio - S Class (NBAMTFas) Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
                Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Limited Maturity Bond Portfolio
                   (NBAMTLMat)
                Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

             Funds of the Oppenheimer Variable Account Funds;
                Oppenheimer Aggressive Growth Fund/VA - Initial Class
                   (OppAggGro)
                Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
                Oppenheimer Capital Appreciation Fund/VA - Initial Class
                   (OppCapAp)
                Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial
                   Class (OppMSGrInc)
                Oppenheimer Multiple Strategies Fund/VA - Initial Class
                   (OppMultStr)

             Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
                PIMCO VIT Low Duration Portfolio - Administrative Shares
                   (PIMLowDur)
                PIMCO VIT Real Return Portfolio - Administrative Shares
                   (PIMRealRet)
                PIMCO VIT Total Return Portfolio - Administrative Shares
                   (PIMTotRet)

             Pioneer High Yield VCT Portfolio - Class 1 Shares (PionHY)

             Royce Capital Fund - Micro Cap (RoyMicro)

             Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)

            *Strong Opportunity Fund Inc. (STROpp)

             Strong Opportunity Fund II, Inc. (StOpp2)

             Funds of the Strong Variable Insurance Funds, Inc.(Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
               *Strong VIF - Strong International Stock Fund II (StIntStk2)

             Portfolios of T. Rowe Price;
               *T. Rowe Price Equity Income Fund (TRPEI)
                T. Rowe Price Equity Income Portfolio - II (TRPEI2)
               *T. Rowe Price Mid Cap Growth Fund, Inc. (TRPMCG)
                T. Rowe Price Mid Cap Growth Portfolio - II (TRPMCG2)

             Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)

             Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

             Funds of the Van Kampen Universal Institutional Funds
                (Van Kampen UIF);
                Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

          At December 31, 2003, contract owners have invested in all of the above funds except for those indicated with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Con-sequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          The Company deducts a charge not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) on all premiums received to cover the payment of premium taxes. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses and it is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

(3)  Asset Charges

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations. This charge is guaranteed not to exceed an annual rate of 0.75%. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. For the reduced fee tier, the current rate for corporate flexible premium contracts is either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through the daily unit value calculation.

     The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's non-loaned cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended December 31, 2003 and 2002, total loan repayments and exchanges to the Account from the fixed account were $1,176,997 and $0, respectively, and total loans and exchanges from the Account to the fixed account were $17,578,681 and $0, respectively.

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2003.

                                                Contract                                              Investment
                                                 Expense                   Unit         Contract        Income       Total
                                                  Rate*       Units     Fair Value   Owners' Equity     Ratio**    Return***
                                              -----------   ---------   ----------   --------------   ----------   ---------
     Initial Funding by Depositor (see note 1a)

        Gartmore GVIT Small Cap Growth Fund - Class II
           2000 ...........................     0.00%         100,000   $17.186295    $ 1,718,630        0.00%      -16.17%
           1999 ...........................     0.00%         100,000    20.501257      2,050,126        0.00%      105.01% 5/3/99

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.10%)

        American Century VP Income & Growth Fund - Class I
           2003 ...........................     0.10%         416,830     9.802103      4,085,811        1.33%       29.22%
           2002 ...........................     0.10%         423,478     7.585400      3,212,250        0.92%      -19.45%
           2001 ...........................     0.10%         249,128     9.417116      2,346,067        0.80%       -8.44%
           2000 ...........................     0.10%         229,332    10.285709      2,358,842        0.52%      -10.70%
           1999 ...........................     0.10%         242,505    11.518727      2,793,349        0.01%       15.19% 4/1/99

        American Century VP International Fund - Class I
           2003 ...........................     0.10%          99,202     9.303615        922,937        0.75%       24.39%
           2002 ...........................     0.10%         100,938     7.479659        754,982        0.85%      -20.45%
           2001 ...........................     0.10%          91,670     9.402604        861,937        0.08%      -29.24%
           2000 ...........................     0.10%          79,522    13.288939      1,056,763        0.08%      -16.91%
           1999 ...........................     0.10%          21,260    15.993145        340,014        0.00%       59.93% 4/1/99

        Dreyfus Stock Index Fund
           2003 ...........................     0.10%         659,883     9.037627      5,963,776        1.53%       28.23%
           2002 ...........................     0.10%         658,445     7.047709      4,640,529        1.31%      -22.44%
           2001 ...........................     0.10%         322,825     9.086757      2,933,432        1.15%      -12.27%
           2000 ...........................     0.10%         415,946    10.357445      4,308,138        1.01%       -9.37%
           1999 ...........................     0.10%         244,230    11.428481      2,791,178        1.36%       14.28% 4/1/99

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2003 ...........................     0.10%          19,757    11.496883        227,144        1.24%       30.09%
           2002 ...........................     0.10%          20,224     8.837687        178,733        1.64%      -17.08%

        Fidelity(R) VIP - Growth Portfolio: Service Class
           2003 ...........................     0.10%       1,019,800     8.477377      8,645,229        0.20%       32.65%
           2002 ...........................     0.10%       1,034,993     6.390869      6,614,505        0.13%      -30.27%
           2001 ...........................     0.10%         769,450     9.164946      7,051,968        0.00%      -17.81%
           2000 ...........................     0.10%         677,472    11.150661      7,554,261        0.06%      -11.16%
           1999 ...........................     0.10%         208,919    12.550748      2,622,090        0.05%       25.51% 4/1/99

        Gartmore GVIT Government Bond Fund - Class I
           2003 ...........................     0.10%         216,645    13.460973      2,916,252        2.97%        1.90%
           2002 ...........................     0.10%         219,638    13.210181      2,901,458        4.39%       10.87%
           2001 ...........................     0.10%         701,232    11.914756      8,355,008        5.64%        7.15%
           2000 ...........................     0.10%         418,843    11.120055      4,657,557        6.46%       12.43%
           1999 ...........................     0.10%         705,360     9.890955      6,976,684        4.09%       -1.09% 4/1/99

        Gartmore GVIT Money Market Fund - Class I
           2003 ...........................     0.10%       1,177,112    11.541477     13,585,611        0.62%        0.52%
           2002 ...........................     0.10%       1,201,994    11.481201     13,800,335        1.67%        1.11%
           2001 ...........................     0.10%         650,549    11.355131      7,387,069        3.90%        3.50%
           2000 ...........................     0.10%         385,575    10.971228      4,230,231        6.02%        5.92%
           1999 ...........................     0.10%         197,969    10.357933      2,050,550        4.02%        3.58% 3/31/99

        Gartmore GVIT Money Market Fund - Class V
           2003 ...........................     0.10%         199,733    10.081195      2,013,547        0.71%        0.61%
           2002 ...........................     0.10%         204,291    10.020530      2,047,104        0.29%        0.21% 10/21/02

        Janus AS - International Growth Portfolio - Service Shares
           2002 ...........................     0.10%          19,156     4.689573         89,833        0.65%      -25.83%
           2001 ...........................     0.10%          19,353     6.322889        122,367        0.69%      -23.51%
           2000 ...........................     0.10%          19,437     8.265856        160,663        5.07%      -17.34% 1/27/00

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                                              Contract                                             Investment
                                               Expense                  Unit         Contract        Income       Total
                                                Rate*      Units     Fair Value   Owners' Equity      Ratio**   Return***
                                              --------   ---------   ----------   --------------   ----------   ---------
        MAS GVIT Multi Sector Bond Fund - Class I
           2003 ...........................     0.10%        6,204   $13.400762     $    83,138       5.42%      12.00%
           2002 ...........................     0.10%        6,306    11.964522          75,448       5.16%       7.10%
           2001 ...........................     0.10%        6,853    11.171361          76,557       3.64%       4.08%
           2000 ...........................     0.10%        8,206    10.733031          88,075       9.71%       5.55%
           1999 ...........................     0.10%        1,287    10.168791          13,087       6.57%       1.69% 4/1/99

        Neuberger Berman AMT - Guardian Portfolio
           2003 ...........................     0.10%       86,143    10.538218         907,794       0.83%      31.63%
           2002 ...........................     0.10%       87,360     8.005967         699,401       0.68%     -26.52%
           2001 ...........................     0.10%       85,302    10.895640         929,420       0.33%      -1.61%
           2000 ...........................     0.10%       42,555    11.073505         471,233       0.76%       1.03%
           1999 ...........................     0.10%       26,597    10.960631         291,520       0.70%       9.61% 4/1/99

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2003 ...........................     0.10%      294,600     9.150815       2,695,830       0.00%      25.46%
           2002 ...........................     0.10%      299,938     7.293537       2,187,609       0.63%     -27.86%
           2001 ...........................     0.10%      316,324    10.110661       3,198,245       1.18%     -31.34%
           2000 ...........................     0.10%      129,500    14.724854       1,906,869       0.00%     -11.33%
           1999 ...........................     0.10%       44,061    16.605768         731,667       0.00%      63.57% 8/9/99

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2003 ...........................     0.10%      272,222    11.008811       2,996,841       0.40%      30.81%
           2002 ...........................     0.10%      276,368     8.415727       2,325,838       0.60%     -26.93%
           2001 ...........................     0.10%      228,318    11.517595       2,629,674       0.62%     -12.66%
           2000 ...........................     0.10%      146,936    13.187632       1,937,738       0.09%      -0.33%
           1999 ...........................     0.10%       68,065    13.231306         900,589       0.01%      32.31% 4/1/99

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.20%)

        Dreyfus Stock Index Fund
           2003 ...........................     0.20%      485,834     9.243500       4,490,807       1.53%      28.11%
           2002 ...........................     0.20%      495,647     7.215457       3,576,320       1.31%     -22.52%

        Gartmore GVIT Money Market Fund - Class I
           2003 ...........................     0.20%    1,237,228    10.399136      12,866,102       0.62%       0.42%

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.25%)

        AIM VIF Basic Value Fund - Series I
           2003 ...........................     0.25%          237    13.121262           3,110       0.07%      33.29%

        Alliance VPS Growth & Income Portfolio - Class A
           2003 ...........................     0.25%      268,363    13.238290       3,552,667       0.00%      32.17%
           2002 ...........................     0.25%          189    10.015954           1,893       0.00%       0.16% 9/3/02

        American Century VP Balanced Fund - Class I
           2003 ...........................     0.25%       33,960    10.517618         357,178       2.44%      19.16%
           2002 ...........................     0.25%       19,978     8.826373         176,333       4.06%      -9.78%

        American Century VP Capital Appreciation Fund - Class I
           2003 ...........................     0.25%       48,415    10.916046         528,500       0.00%      20.17%
           2002 ...........................     0.25%       25,544     9.083587         232,031       0.00%     -21.40%

        American Century VP Income & Growth Fund - Class I
           2003 ...........................     0.25%      441,398    10.856971       4,792,245       1.33%      29.03%
           2002 ...........................     0.25%      164,402     8.414316       1,383,330       0.92%     -19.57%

        American Century VP International Fund - Class I
           2003 ...........................     0.25%      287,903     9.251932       2,663,659       0.75%      24.20%
           2002 ...........................     0.25%      448,747     7.449257       3,342,832       0.85%     -20.57%
           2001 ...........................     0.25%       99,643     9.378457         934,498       0.08%     -29.35%

        American Century VP Ultra Fund - Class I
           2003 ...........................     0.25%          921     9.998079           9,208       0.00%      24.59%

                                              Contract                                             Investment
                                               Expense                  Unit         Contract        Income       Total
                                                Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                              --------   ---------   ----------   --------------   ----------   ---------
        American Century VP Value Fund - Class I
           2003 ...........................     0.25%      326,659   $13.800619     $ 4,508,096       1.15%       28.64%
           2002 ...........................     0.25%      543,488    10.728386       5,830,749       0.89%      -12.84%
           2001 ...........................     0.25%       61,779    12.308603         760,413       2.06%       12.54%

        Baron Capital Asset Trust
           2003 ...........................     0.25%        5,295    12.578424          66,603       0.00%       29.69%

        Comstock GVIT Value Fund - Class I
           2003 ...........................     0.25%        5,386     9.574848          51,570       1.37%       31.11%
           2002 ...........................     0.25%          795     7.303175           5,806       1.49%      -25.33%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2003 ...........................     0.25%       36,710     8.240624         302,513       0.00%       47.29%
           2002 ...........................     0.25%       28,304     5.594896         158,358       0.00%      -34.32%

        Credit Suisse Trust - International Focus Portfolio
           2003 ...........................     0.25%       10,498     8.284148          86,967       0.26%       32.76%
           2002 ...........................     0.25%        6,627     6.240010          41,353       0.00%      -20.10%

        Credit Suisse Trust - Large Cap Value Portfolio
           2003 ...........................     0.25%       14,955    11.049535         165,246       0.68%       24.85%
           2002 ...........................     0.25%       20,320     8.850153         179,835       1.58%      -23.29%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2003 ...........................     0.25%      194,729     8.831040       1,719,660       0.00%       48.18%
           2002 ...........................     0.25%       60,738     5.959804         361,987       0.00%      -33.86%

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2003 ...........................     0.25%       40,399    15.224120         615,039       0.48%       34.31%
           2002 ...........................     0.25%       28,162    11.334653         319,206       0.40%      -15.51%

        Dreyfus IP - Mid Cap Stock Portfolio - Initial Shares
           2003 ...........................     0.25%       34,437    13.102225         451,201       2.38%       31.39%

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2003 ...........................     0.25%       38,530     8.838565         340,550       0.11%       25.69%
           2002 ...........................     0.25%       31,863     7.032114         224,064       0.20%      -29.12%

        Dreyfus Stock Index Fund
           2003 ...........................     0.25%    2,068,013    10.441111      21,592,353       1.53%       28.04%
           2002 ...........................     0.25%    1,232,421     8.154376      10,049,624       1.31%      -22.56%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2003 ...........................     0.25%      224,737    11.045756       2,482,390       0.76%       20.87%
           2002 ...........................     0.25%      439,969     9.138785       4,020,782       0.68%      -16.92%
           2001 ...........................     0.25%       81,810    11.000259         899,931       1.41%       -9.54%

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2003 ...........................     0.25%       80,448     9.020649         725,693       0.90%       26.25%
           2002 ...........................     0.25%       33,735     7.144829         241,031       0.79%      -25.51%

        Dreyfus VIF - International Value Portfolio - Initial Shares
           2003 ...........................     0.25%       20,411    12.829044         261,854       1.91%       36.02%

        Federated GVIT High Income Bond Fund - Class I
           2003 ...........................     0.25%      118,799    12.368539       1,469,370       7.88%       21.97%
           2002 ...........................     0.25%       32,758    10.140967         332,198       6.71%        2.97%

        Federated Quality Bond Fund II - Primary Shares
           2003 ...........................     0.25%      219,801    13.311504       2,925,882       3.73%        4.38%
           2002 ...........................     0.25%       80,161    12.752372       1,022,243       3.08%        9.03%

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2003 ...........................     0.25%       24,845    10.332655         256,715       1.09%       30.00%
           2002 ...........................     0.25%       12,039     7.947917          95,685       1.59%      -17.15%

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2003 ...........................     0.25%      225,660    11.561882       2,609,054       1.24%       29.89%
           2002 ...........................     0.25%      128,998     8.900967       1,148,207       1.64%      -17.20%

        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2003 ...........................     0.25%      583,926     7.916010       4,622,364       0.27%       32.52%
           2002 ...........................     0.25%      657,216     5.973595       3,925,942       0.27%      -30.28%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                                                 Contract                                             Investment
                                                  Expense                  Unit         Contract        Income      Total
                                                   Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                 --------   ---------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - Growth Portfolio: Service Class

           2003 ..............................     0.25%      744,778   $11.089106     $ 8,258,922       0.20%      32.45%
           2002 ..............................     0.25%      105,881     8.372313         886,469       0.13%     -30.37%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2003 ..............................     0.25%      218,094    11.547696       2,518,483       5.94%      26.95%
           2002 ..............................     0.25%      157,634     9.096470       1,433,913      11.84%       3.19%
           2001 ..............................     0.25%       17,011     8.815683         149,964       0.00%     -11.84% 1/2/01

        Fidelity(R) VIP - High Income Portfolio: Service Class
           2003 ..............................     0.25%      225,045     8.628552       1,941,812       8.69%      26.65%
           2002 ..............................     0.25%      202,059     6.812756       1,376,579       8.16%       3.36%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2003 ..............................     0.25%      180,429     8.983417       1,620,869       0.53%      43.01%
           2002 ..............................     0.25%       61,653     6.281639         387,282       1.22%     -20.48%

        Fidelity(R) VIP - Overseas Portfolio: Service Class
           2003 ..............................     0.25%      231,142     9.722686       2,247,321       0.85%      42.85%
           2002 ..............................     0.25%      180,948     6.806371       1,231,599       0.80%     -20.54%

        Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
           2003 ..............................     0.25%      331,284    10.426372       3,454,090       3.44%      17.68%
           2002 ..............................     0.25%      264,838     8.859897       2,346,437       6.02%      -8.96%

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2003 ..............................     0.25%       51,152    10.478748         536,009       0.34%      28.14%
           2002 ..............................     0.25%       29,791     8.177385         243,612       1.05%      -9.58%

        Fidelity(R) VIP II - Contrafund Portfolio: Service Class
           2003 ..............................     0.25%      549,404    13.225654       7,266,227       0.35%      28.03%
           2002 ..............................     0.25%      197,400    10.329955       2,039,133       0.78%      -9.65%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2003 ..............................     0.25%       94,088     8.944397         841,560       0.88%      29.55%
           2002 ..............................     0.25%      123,821     6.904305         854,898       1.09%     -22.04%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
           2003 ..............................     0.25%      109,290     8.311178         908,329       0.68%      29.34%
           2002 ..............................     0.25%       47,312     6.425970         304,025       0.59%     -22.11%

        Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2
           2003 ..............................     0.25%       42,677    12.500683         533,492       1.42%      31.88%

        Gartmore GVIT Emerging Markets Fund - Class I
           2003 ..............................     0.25%          187    11.479519           2,147       0.00%      64.85%

        Gartmore GVIT Global Financial Services Fund - Class I
           2003 ..............................     0.25%           44    12.204124             537       5.11%      41.10%

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2003 ..............................     0.25%        5,272     3.036698          16,009       0.00%      54.84%
           2002 ..............................     0.25%       75,752     1.961141         148,560       0.00%     -42.92%

        Gartmore GVIT Government Bond Fund - Class I
           2003 ..............................     0.25%    1,071,165    14.066694      15,067,750       2.97%       1.75%
           2002 ..............................     0.25%    2,395,247    13.825336      33,115,095       4.39%      10.71%
           2001 ..............................     0.25%      109,436    12.488292       1,366,669       5.64%       6.99%

        Gartmore GVIT Growth Fund - Class I
           2003 ..............................     0.25%      140,404     5.762938         809,140       0.02%      32.41%
           2002 ..............................     0.25%      118,799     4.352418         517,063       0.00%     -28.90%

        Gartmore GVIT ID Aggressive Fund
           2003 ..............................     0.25%          158    10.933839           1,728       1.49%      31.54%

        Gartmore GVIT ID Conservative Fund
           2003 ..............................     0.25%       28,851    10.792806         311,383       3.07%       7.64%

        Gartmore GVIT ID Moderate Fund
           2003 ..............................     0.25%          157    10.920096           1,714       2.03%      19.75%

                                                 Contract                                             Investment
                                                  Expense                  Unit         Contract        Income      Total
                                                   Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                 --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT ID Moderately Aggressive Fund
           2003 ..............................     0.25%          157   $10.949354     $     1,719       1.63%      26.33%

        Gartmore GVIT ID Moderately Conservative Fund
           2003 ..............................     0.25%          156    10.910488           1,702       2.43%      13.41%

        Gartmore GVIT Money Market Fund - Class I
           2003 ..............................     0.25%      694,925    11.966375       8,315,733       0.62%       0.37%
           2002 ..............................     0.25%      194,096    11.921779       2,313,970       1.67%       0.96%

        Gartmore GVIT Money Market Fund - Class V
           2003 ..............................     0.25%    5,055,493    10.063117      50,874,018       0.71%       0.45%
           2002 ..............................     0.25%    3,005,382    10.017601      30,106,718       0.29%       0.18% 10/21/02

        Gartmore GVIT Nationwide(R) Strategic Value Fund - Class I
           2003 ..............................     0.25%       60,484     9.391261         568,021       0.04%      38.46%
           2002 ..............................     0.25%       44,591     6.782590         302,442       0.03%     -25.55%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2003 ..............................     0.25%      235,314    13.566592       3,192,409       0.00%      33.93%
           2002 ..............................     0.25%      198,097    10.129586       2,006,641       0.00%     -33.45%

        Gartmore GVIT Small Cap Value Fund - Class I
           2003 ..............................     0.25%      206,506    17.672379       3,649,452       0.00%      56.46%
           2002 ..............................     0.25%      300,189    11.294975       3,390,627       0.01%     -27.34%
           2001 ..............................     0.25%       65,785    15.545961       1,022,691       0.04%      27.96%

        Gartmore GVIT Small Company Fund - Class I
           2003 ..............................     0.25%      323,465    15.272205       4,940,024       0.00%      40.66%
           2002 ..............................     0.25%      357,379    10.857469       3,880,231       0.00%     -17.54%
           2001 ..............................     0.25%       31,468    13.166162         414,313       0.15%      -6.94%

        Gartmore GVIT Total Return Fund - Class I
           2003 ..............................     0.25%       99,546     9.754873         971,059       0.58%      27.19%
           2002 ..............................     0.25%       89,572     7.669285         686,953       0.75%     -17.56%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2003 ..............................     0.25%           85    12.463103           1,059       0.00%      51.76%

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2003 ..............................     0.25%        4,702     9.110845          42,839       0.00%      35.72%
           2002 ..............................     0.25%        3,114     6.713015          20,904       1.98%     -25.58%

        Goldman Sachs VIT Mid Cap Value Fund
           2003 ..............................     0.25%       16,236    12.655709         205,478       1.17%      28.07%

        J. P. Morgan GVIT Balanced Fund - Class I
           2003 ..............................     0.25%      302,735     9.947843       3,011,560       2.19%      18.12%
           2002 ..............................     0.25%       86,784     8.421910         730,887       1.80%     -12.53%

        Janus AS - Balanced Portfolio - Service Shares
           2003 ..............................     0.25%       94,676    11.387925       1,078,163       2.00%      13.44%
           2002 ..............................     0.25%       40,005    10.038914         401,607       2.14%       0.39% 9/3/02

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2003 ..............................     0.25%      193,417     6.444456       1,246,467       0.21%      19.93%
           2002 ..............................     0.25%      240,176     5.373376       1,290,556       0.32%     -16.14%

        Janus AS - Global Technology Portfolio - Service Shares
           2003 ..............................     0.25%      236,572     3.535026         836,288       0.00%      46.11%
           2002 ..............................     0.25%      197,466     2.419456         477,760       0.00%     -41.08%

        Janus AS - International Growth Portfolio - Service Shares
           2003 ..............................     0.25%       56,008     6.265664         350,927       1.04%      34.20%
           2002 ..............................     0.25%       42,104     4.668998         196,583       0.65%     -25.94%

        MAS GVIT Multi Sector Bond Fund - Class I
           2003 ..............................     0.25%      163,122    13.271836       2,164,928       5.42%      11.84%
           2002 ..............................     0.25%       30,699    11.867197         364,311       5.16%       6.94%

        Neuberger Berman AMT - Fasciano Portfolio - S Class
           2003 ..............................     0.25%       14,408    12.553503         180,871       0.00%      24.75%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                                                    Contract                                             Investment
                                                     Expense                  Unit         Contract        Income       Total
                                                      Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                    --------   ---------   ----------   --------------   ----------   ---------
        Neuberger Berman AMT - Growth Portfolio
           2003 .................................     0.25%       96,290   $ 6.853558    $   659,929        0.00%      31.07%
           2002 .................................     0.25%       40,557     5.228846        212,066        0.00%     -31.34%

        Neuberger Berman AMT - Guardian Portfolio
           2003 .................................     0.25%       97,420    10.242831        997,857        0.83%      31.43%
           2002 .................................     0.25%       18,457     7.793221        143,839        0.68%     -26.63%

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2003 .................................     0.25%          706    11.596366          8,187        3.97%       2.17%
           2002 .................................     0.25%       21,357    11.350244        242,407        9.00%       5.08%

        Neuberger Berman AMT - Mid-Cap Growth Portfolio
           2003 .................................     0.25%      109,829    10.845085      1,191,105        0.00%      27.75%
           2002 .................................     0.25%       65,076     8.489245        552,446        0.00%     -29.52%

        Neuberger Berman AMT - Partners Portfolio
           2003 .................................     0.25%      548,969     9.937929      5,455,615        0.00%      34.75%
           2002 .................................     0.25%      316,104     7.375034      2,331,278        0.67%     -24.33%
           2001 .................................     0.25%       62,408     9.746550        608,263        0.66%      -3.07%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2003 .................................     0.25%      320,894     9.726809      3,121,275        0.00%      25.28%
           2002 .................................     0.25%      149,104     7.764240      1,157,679        0.63%     -27.97%

        Oppenheimer Bond Fund/VA - Initial Class
           2003 .................................     0.25%       76,473    12.361877        945,350        5.96%       6.51%
           2002 .................................     0.25%       70,841    11.605998        822,181        6.25%       8.81%

        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2003 .................................     0.25%      330,090    12.469347      4,116,007        0.40%      30.62%
           2002 .................................     0.25%      310,569     9.546535      2,964,858        0.60%     -27.04%
           2001 .................................     0.25%       49,259    13.084853        644,547        0.62%     -12.80%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2003 .................................     0.25%        4,381     9.316393         40,815        0.99%      42.66%
           2002 .................................     0.25%       26,889     6.530337        175,594        0.59%     -22.33%

        Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
           2003 .................................     0.25%       33,073     9.069907        299,969        0.75%      26.40%
           2002 .................................     0.25%       17,824     7.175431        127,895        0.69%     -19.00%

        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2003 .................................     0.25%       62,221    11.441957        711,930        2.69%      24.65%
           2002 .................................     0.25%       29,567     9.179615        271,414        3.42%     -10.63%

        PIMCO VIT Low Duration Portfolio - Administrative Shares
           2003 .................................     0.25%    2,471,858    10.400435     25,708,398        1.31%       2.09%
           2002 .................................     0.25%      241,735    10.187617      2,462,704        0.17%       1.88% 9/3/02

        PIMCO VIT Real Return Portfolio - Administrative Shares
           2003 .................................     0.25%       34,984    11.253423        393,690        2.65%       8.58%

        PIMCO VIT Total Return Portfolio - Administrative Shares
           2003 .................................     0.25%       50,980    10.825824        551,901        2.81%       4.78%

        Pioneer High Yield VCT Portfolio - Class I Shares
           2003 .................................     0.25%       38,913    13.725038        534,082        7.87%      32.45%

        Royce Capital Fund - Micro Cap
           2003 .................................     0.25%      174,290    15.042113      2,621,690        0.00%      48.79%
           2002 .................................     0.25%       31,864    10.109520        322,130        0.00%       1.10% 9/3/02

        Strong GVIT Mid Cap Growth Fund - Class I
           2003 .................................     0.25%       71,540    10.003212        715,630        0.00%      39.79%
           2002 .................................     0.25%       46,799     7.156130        334,900        0.00%     -37.17%

        Strong Opportunity Fund II, Inc
           2003 .................................     0.25%      200,633     9.449055      1,895,792        0.09%      36.66%
           2002 .................................     0.25%      449,933     6.914071      3,110,869        0.33%     -27.00%
           2001 .................................     0.25%       98,866     9.471507        936,410        0.66%      -3.94%

                                                    Contract                                             Investment
                                                     Expense                  Unit         Contract        Income       Total
                                                      Rate*      Units     Fair Value   Owners' Equity      Ratio**    Return***
                                                    --------   ---------   ----------   --------------   ----------   ----------
        Strong VIF - Strong Discovery Fund II
           2003 .................................     0.25%       16,721   $13.369301    $   223,548        0.00%      39.08%
           2002 .................................     0.25%        3,644     9.612684         35,029        0.00%     -12.24%

        Strong VIF - Strong International Stock Fund II
           2002 .................................     0.25%          779     5.427838          4,228        3.98%     -26.73%

        T. Rowe Price Equity Income Portfolio - II
           2003 .................................     0.25%       60,983    12.637920        770,698        1.61%      24.86%
           2002 .................................     0.25%       15,768    10.121829        159,601        0.00%       1.22% 9/3/02

        T. Rowe Price Mid Cap Growth Portfolio - II
           2003 .................................     0.25%      163,581    14.117448      2,309,346        0.00%      37.75%
           2002 .................................     0.25%      146,130    10.248778      1,497,654        0.00%       2.49% 9/3/02

        Turner GVIT Growth Focus Fund - Class I
           2003 .................................     0.25%          161     3.309832            533        0.00%      50.59%

        Van Eck WIT - Worldwide Bond Fund
           2003 .................................     0.25%        1,328    13.398966         17,794        1.41%      17.87%
           2002 .................................     0.25%        1,525    11.367774         17,336        0.00%      21.35%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2003 .................................     0.25%       23,844    10.699174        255,111        0.11%      53.80%
           2002 .................................     0.25%       18,192     6.956422        126,551        0.21%      -3.14%

        Van Eck WIT - Worldwide Hard Assets Fund
           2003 .................................     0.25%       30,097    11.510500        346,432        0.45%      44.72%
           2002 .................................     0.25%       21,336     7.953846        169,703        0.71%      -3.08%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2003 .................................     0.25%       25,519    14.819043        378,167        0.00%      27.55%
           2002 .................................     0.25%        7,970    11.618658         92,601       11.04%       8.95%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2003 .................................     0.25%       18,020     5.939719        107,034        0.00%      41.41%
           2002 .................................     0.25%        6,784     4.200344         28,495        0.00%     -31.33%

        Van Kampen UIF - U.S.Real Estate Portfolio
           2003 .................................     0.25%      165,337    15.503467      2,563,297        0.00%      37.17%
           2002 .................................     0.25%       77,541    11.302528        876,409        3.37%      -1.03%

     The BEST of AMERICA(R) America's FUTURE Life Series(SM)
        Reduced Fee Tier - (0.40%)

        AIM VIF Basic Value Fund - Series I
           2003 .................................     0.40%           74    13.095200            969        0.07%      33.09%

        Alliance VPS Growth & Income Portfolio - Class A
           2003 .................................     0.40%       12,315    13.212012        162,706        0.00%      31.97%

        American Century VP Balanced Fund - Class I
           2002 .................................     0.40%        5,935     8.799999         52,228        4.06%      -9.92%
           2001 .................................     0.40%       60,611     9.768970        592,107        4.81%      -2.31% 1/2/01

        American Century VP Capital Appreciation Fund - Class I
           2002 .................................     0.40%       16,516     8.625662        142,461        0.00%     -21.52%
           2001 .................................     0.40%       71,775    10.990234        788,824        0.00%     -22.88% 1/2/01

        American Century VP Income & Growth Fund - Class I
           2003 .................................     0.40%        8,878    10.765053         95,572        1.33%      28.84%
           2002 .................................     0.40%      345,427     8.355578      2,886,242        0.92%     -19.69%
           2001 .................................     0.40%      441,129    10.404509      4,589,731        0.80%      -8.72%
           2000 .................................     0.40%      379,953    11.398555      4,330,915        0.52%     -10.97%
           1999 .................................     0.40%      233,365    12.803106      2,987,797        0.01%      17.55%

        American Century VP International Fund - Class I
           2003 .................................     0.40%      353,253     9.173579      3,240,594        0.75%      24.01%
           2002 .................................     0.40%      870,283     7.397247      6,437,698        0.85%     -20.69%
           2001 .................................     0.40%    2,019,244     9.326990     18,833,469        0.08%     -29.46%
           2000 .................................     0.40%      624,317    13.221985      8,254,710        0.08%     -17.16%
           1999 .................................     0.40%      181,283    15.960157      2,893,305        0.00%      63.39%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                                                   Contract                                           Investment
                                                   Expense                Unit         Contract         Income      Total
                                                     Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                   --------   -------   ----------   --------------   ----------   ---------
        American Century VP Ultra Fund - Class I
           2003 ................................     0.40%        221   $ 9.973091     $    2,204        0.00%      24.40%

        American Century VP Value Fund - Class I
           2003 ................................     0.40%     10,857    13.683795        148,565        1.15%      28.44%
           2002 ................................     0.40%    244,223    10.653510      2,601,832        0.89%     -12.97%
           2001 ................................     0.40%    540,885    12.241061      6,621,006        2.06%      12.37%
           2000 ................................     0.40%    101,219    10.893612      1,102,641        0.08%      17.67%
           1999 ................................     0.40%     34,114     9.257533        315,811        0.71%      -1.25%

        Calvert Social Equity Portfolio
           2002 ................................     0.40%    292,051    10.280692      3,002,486        0.00%       2.81% 9/3/02

        Comstock GVIT Value Fund - Class I
           2003 ................................     0.40%        898     9.493770          8,525        1.37%      30.91%
           2002 ................................     0.40%      4,068     7.252185         29,502        1.49%     -25.44%
           2001 ................................     0.40%     34,435     9.726929        334,947       13.29%     -12.51%
           2000 ................................     0.40%     22,688    11.117142        252,226        1.45%     -10.98%
           1999 ................................     0.40%      4,316    12.487973         53,898        1.38%      18.02%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2002 ................................     0.40%     25,444     5.555805        141,362        0.00%     -34.42%
           2001 ................................     0.40%     60,385     8.471776        511,568        0.00%     -28.92%
           2000 ................................     0.40%     91,578    11.918959      1,091,514        0.00%     -19.26%
           1999 ................................     0.40%     44,018    14.762349        649,809        0.00%      62.85%

        Credit Suisse Trust - International Focus Portfolio
           2002 ................................     0.40%      6,909     6.196425         42,811        0.00%     -20.22%
           2001 ................................     0.40%     23,360     7.767318        181,445        0.00%     -22.59%
           2000 ................................     0.40%     30,020    10.033586        301,208        0.44%     -26.19%
           1999 ................................     0.40%     31,892    13.593893        433,536        1.08%      52.82%

        Credit Suisse Trust - Large Cap Value Portfolio
           2003 ................................     0.40%         44    10.955988            482        0.68%      24.66%
           2002 ................................     0.40%      5,870     8.788383         51,588        1.58%     -23.40%
           2001 ................................     0.40%      9,126    11.473418        104,706        0.00%       0.54%
           2000 ................................     0.40%     24,581    11.411760        280,512        0.77%       8.48%
           1999 ................................     0.40%     36,533    10.519954        384,325        0.77%       5.82%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2002 ................................     0.40%     19,423     5.941951        115,411        0.00%     -33.96%
           2001 ................................     0.40%    623,977     8.996921      5,613,872        0.00%     -10.03% 1/2/01

        Dreyfus GVIT Mid Cap Index Fund - Class I
           2003 ................................     0.40%        648    15.095175          9,782        0.48%      34.11%
           2002 ................................     0.40%     31,370    11.255500        353,085        0.40%     -15.64%
           2001 ................................     0.40%     93,948    13.342471      1,253,498        0.80%      -1.70%
           2000 ................................     0.40%     86,361    13.573326      1,172,206        0.79%      14.75%
           1999 ................................     0.40%     49,740    11.828670        588,358        0.11%      20.44%

        Dreyfus IP - European Equity Portfolio
           2001 ................................     0.40%        368     9.025727          3,321        0.96%     -28.42%
           2000 ................................     0.40%         66    12.608842            832        0.00%      -1.05%
           1999 ................................     0.40%     22,815    12.917253        294,707        0.41%      11.01%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2003 ................................     0.40%        879    10.504526          9,233        0.04%      37.23%

        Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
           2003 ................................     0.40%        184     8.763701          1,613        0.11%      25.50%
           2002 ................................     0.40%      9,331     6.983004         65,158        0.20%     -29.23%
           2001 ................................     0.40%     49,368     9.867078        487,118        0.08%     -22.89%
           2000 ................................     0.40%     23,442    12.795380        299,949        1.21%     -11.39%
           1999 ................................     0.40%      7,538    14.439525        108,845        0.02%      29.56%

                                                   Contract                                         Investment
                                                   Expense                Unit        Contract        Income     Total
                                                     Rate*     Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                   --------  ---------  ----------  --------------  ----------  ---------
        Dreyfus Stock Index Fund
           2003 ................................     0.40%     999,962  $10.352696    $10,352,303      1.53%        27.85%
           2002 ................................     0.40%   1,276,399    8.097446     10,335,572      1.31%       -22.67%
           2001 ................................     0.40%   4,387,066   10.471621     45,939,692      1.15%       -12.53%
           2000 ................................     0.40%   3,579,449   11.972080     42,853,450      1.01%        -9.64%
           1999 ................................     0.40%   2,198,099   13.249543     29,123,807      1.36%        20.12%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2003 ................................     0.40%      19,784   10.952239        216,679      0.76%        20.69%
           2002 ................................     0.40%     171,507    9.074997      1,556,426      0.68%       -17.05%
           2001 ................................     0.40%   1,262,700   10.939900     13,813,812      1.41%        -9.67%
           2000 ................................     0.40%     259,664   12.111451      3,144,908      0.89%        -2.39%
           1999 ................................     0.40%     119,919   12.239522      1,467,751      0.90%        11.01%

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2002 ................................     0.40%       6,877    7.123450         48,988      0.79%       -25.63%
           2001 ................................     0.40%      67,090    9.577914        642,582      1.11%        -4.22% 1/2/01

        Dreyfus VIF - International Value Portfolio - Initial Shares
           2003 ................................     0.40%          42   12.803571            538      1.91%        35.81%

        Federated GVIT High Income Bond Fund - Class I
           2003 ................................     0.40%      20,240   12.263819        248,220      7.88%        21.78%
           2002 ................................     0.40%      61,831   10.070195        622,650      6.71%         2.81%
           2001 ................................     0.40%     202,186    9.794650      1,980,341     12.12%         3.80%
           2000 ................................     0.40%     150,482    9.436226      1,419,982     17.24%        -8.64%
           1999 ................................     0.40%      16,667   10.328712        172,149     13.72%         2.78%

        Federated Quality Bond Fund II - Primary Shares
           2003 ................................     0.40%      26,065   13.218733        344,546      3.73%         4.23%
           2002 ................................     0.40%      67,406   12.682507        854,877      3.08%         8.87%
           2001 ................................     0.40%      87,721   11.649181      1,021,878      1.06%         7.58%
           2000 ................................     0.40%      23,465   10.828312        254,086      0.15%        10.01%

        Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
           2002 ................................     0.40%         580    7.924138          4,596      1.59%       -17.28%
           2001 ................................     0.40%      50,510    9.579298        483,850      0.00%        -4.21% 1/2/01

        Fidelity(R) VIP - Equity-Income Portfolio: Service Class
           2003 ................................     0.40%     314,880   11.463982      3,609,779      1.24%        29.70%
           2002 ................................     0.40%     283,577    8.838834      2,506,490      1.64%       -17.33%
           2001 ................................     0.40%     348,625   10.691577      3,727,351      1.83%        -5.47%
           2000 ................................     0.40%     224,240   11.310203      2,536,200      0.52%         7.87%
           1999 ................................     0.40%     162,451   10.484615      1,703,236      0.02%         5.83%

        Fidelity(R) VIP - Growth Portfolio: Initial Class
           2002 ................................     0.40%      13,636    5.955709         81,212      0.27%       -30.38%
           2001 ................................     0.40%     782,177    8.555147      6,691,639      0.00%       -14.45% 1/2/01

        Fidelity(R) VIP - Growth Portfolio: Service Class
           2003 ................................     0.40%      73,719   10.995198        810,555      0.20%        32.25%
           2002 ................................     0.40%     810,618    8.313850      6,739,356      0.13%       -30.48%
           2001 ................................     0.40%     776,074   11.958538      9,280,710      0.00%       -18.06%
           2000 ................................     0.40%   1,119,466   14.593603     16,337,042      0.06%       -11.42%
           1999 ................................     0.40%     444,364   16.475102      7,320,942      0.05%        36.74%

        Fidelity(R) VIP - High Income Portfolio: Initial Class
           2002 ................................     0.40%       9,669    9.069304         87,691     11.84%         3.03%
           2001 ................................     0.40%     231,589    8.802536      2,038,571      0.00%       -11.97% 1/2/01

        Fidelity(R) VIP - High Income Portfolio: Service Class
           2003 ................................     0.40%      43,065    8.555502        368,443      8.69%        26.46%
           2002 ................................     0.40%     199,930    6.765203      1,352,567      8.16%         3.20%
           2001 ................................     0.40%     165,596    6.555148      1,085,506     31.36%       -12.25%
           2000 ................................     0.40%     266,741    7.470194      1,992,607      7.76%       -22.92%
           1999 ................................     0.40%     137,733    9.691447      1,334,832      8.40%         7.64%

        Fidelity(R) VIP - Overseas Portfolio: Initial Class
           2001 ................................     0.40%     329,072    7.887510      2,595,559      0.00%       -21.12% 1/2/01

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                                                  Contract                                             Investment
                                                   Expense                  Unit         Contract        Income      Total
                                                    Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   ---------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - Overseas Portfolio: Service Class
           2003 ...............................     0.40%       49,020   $ 9.640353   $    472,570        0.85%      42.63%
           2002 ...............................     0.40%      273,526     6.758846      1,848,720        0.80%     -20.66%
           2001 ...............................     0.40%      396,195     8.518959      3,375,169        4.88%     -21.59%
           2000 ...............................     0.40%      314,294    10.864367      3,414,605        0.89%     -19.47%
           1999 ...............................     0.40%      118,048    13.491426      1,592,636        0.95%      41.89%

        Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class
           2002 ...............................     0.40%       25,075     8.833425        221,498        6.02%      -9.09%
           2001 ...............................     0.40%      930,387     9.716913      9,040,490        0.00%      -2.83% 1/2/01

        Fidelity(R) VIP II - Contrafund Portfolio: Initial Class
           2002 ...............................     0.40%        6,139     8.152920         50,051        1.05%      -9.71%
           2001 ...............................     0.40%      141,885     9.029797      1,281,193        0.00%      -9.70% 1/2/01

        Fidelity(R) VIP II - Contrafund Portfolio: Service Class
           2003 ...............................     0.40%       26,935    13.113640        353,216        0.35%      27.84%
           2002 ...............................     0.40%      345,102    10.257824      3,539,996        0.78%      -9.79%
           2001 ...............................     0.40%      486,210    11.370566      5,528,483        0.64%     -12.71%
           2000 ...............................     0.40%      437,066    13.026647      5,693,504        0.30%      -7.09%
           1999 ...............................     0.40%      240,062    14.020034      3,365,677        0.29%      23.65%

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class
           2001 ...............................     0.40%      103,589     8.842970        916,034        0.00%     -11.57% 1/2/01

        Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
           2003 ...............................     0.40%       22,412     8.240791        184,693        0.68%      29.14%
           2002 ...............................     0.40%      128,782     6.381088        821,769        0.59%     -22.23%
           2001 ...............................     0.40%      248,120     8.204875      2,035,794        0.35%     -14.78%
           2000 ...............................     0.40%      231,706     9.628054      2,230,878        1.33%     -17.51%
           1999 ...............................     0.40%      212,333    11.671298      2,478,202        0.27%       3.77%

        Fidelity(R) VIP III - Value Strategies Portfolio: Service Class
           2002 ...............................     0.40%        3,768     7.489405         28,220        0.00%     -25.11% 5/1/02

        Franklin Templeton VIT - Templeton Foreign Securities Fund - Class 2
           2003 ...............................     0.40%       47,616    12.475864        594,051        1.42%      31.68%

        Gartmore GVIT Emerging Markets Fund - Class I
           2003 ...............................     0.40%           23    11.423706            263        0.00%      64.60%

        Gartmore GVIT Global Financial Services Fund - Class I
           2003 ...............................     0.40%            5    12.173639             61        5.11%      40.89%

        Gartmore GVIT Global Technology and Communications Fund - Class I
           2003 ...............................     0.40%           45     3.021924            136        0.00%      54.61%
           2002 ...............................     0.40%       30,525     1.954523         59,662        0.00%     -43.01%

        Gartmore GVIT Government Bond Fund - Class I
           2003 ...............................     0.40%      276,537    13.947593      3,857,026        2.97%       1.59%
           2002 ...............................     0.40%    2,956,051    13.728864     40,583,222        4.39%      10.54%
           2001 ...............................     0.40%    4,296,504    12.419760     53,361,549        5.64%       6.82%
           2000 ...............................     0.40%      921,266    11.626380     10,710,989        6.46%      12.09%
           1999 ...............................     0.40%      755,102    10.372218      7,832,083        4.09%      -2.74%

        Gartmore GVIT Growth Fund - Class I
           2003 ...............................     0.40%      336,262     5.714099      1,921,434        0.02%      32.21%
           2002 ...............................     0.40%       49,711     4.322008        214,851        0.00%     -29.01%
           2001 ...............................     0.40%      388,409     6.087822      2,364,565        0.00%     -28.42%
           2000 ...............................     0.40%      252,079     8.505270      2,144,000        0.20%     -26.82%
           1999 ...............................     0.40%      181,521    11.623180      2,109,851        0.88%       3.86%

        Gartmore GVIT Money Market Fund - Class I
           2003 ...............................     0.40%      374,808    11.864684      4,446,978        0.62%       0.22%
           2002 ...............................     0.40%    2,605,904    11.838269     30,849,393        1.67%       0.81%
           2001 ...............................     0.40%    7,088,786    11.743544     83,247,470        3.90%       3.19%
           2000 ...............................     0.40%    5,519,307    11.380873     62,814,532        6.02%       5.60%
           1999 ...............................     0.40%    1,550,267    10.776865     16,707,018        4.02%       4.43%

                                                  Contract                                             Investment
                                                   Expense                  Unit         Contract        Income      Total
                                                    Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   ---------   ----------   --------------   ----------   ---------
        Gartmore GVIT Money Market Fund - Class V
           2003 ...............................     0.40%      412,466   $10.045042    $ 4,143,238        0.71%       0.30%
           2002 ...............................     0.40%    2,205,085    10.014669     22,083,196        0.29%       0.15% 10/21/02

        Gartmore GVIT Nationwide(R)Strategic Value Fund - Class I
           2003 ...............................     0.40%           11     9.311693            102        0.04%      38.25%
           2002 ...............................     0.40%       16,892     6.735208        113,771        0.03%     -25.66%
           2001 ...............................     0.40%       87,806     9.059635        795,490        0.78%      -3.64%
           2000 ...............................     0.40%           29     9.402302            273        0.26%       7.18%
           1999 ...............................     0.40%       79,877     8.772237        700,700        0.51%      -3.46%

        Gartmore GVIT Small Cap Growth Fund - Class I
           2003 ...............................     0.40%        3,860    13.471955         52,002        0.00%      33.73%
           2002 ...............................     0.40%       21,186    10.074004        213,428        0.00%     -33.55%
           2001 ...............................     0.40%       15,332    15.161271        232,453        0.00%     -11.20%
           2000 ...............................     0.40%       37,119    17.072794        633,725        0.00%     -16.50%
           1999 ...............................     0.40%       29,320    20.447188        599,512        0.00%     104.47% 5/3/99

        Gartmore GVIT Small Cap Value Fund - Class I
           2003 ...............................     0.40%       17,971    17.522719        314,901        0.00%      56.23%
           2002 ...............................     0.40%      145,946    11.216089      1,636,943        0.01%     -27.45%
           2001 ...............................     0.40%      436,136    15.460620      6,742,933        0.04%      27.76%
           2000 ...............................     0.40%      203,318    12.101060      2,460,363        0.00%      10.76%
           1999 ...............................     0.40%       16,261    10.925665        177,662        0.00%      27.33%

        Gartmore GVIT Small Company Fund - Class I
           2003 ...............................     0.40%      152,314    15.142892      2,306,474        0.00%      40.45%
           2002 ...............................     0.40%      319,526    10.781666      3,445,023        0.00%     -17.66%
           2001 ...............................     0.40%      713,457    13.093906      9,341,939        0.15%      -7.08%
           2000 ...............................     0.40%      415,566    14.091380      5,855,898        0.03%       8.47%
           1999 ...............................     0.40%      202,708    12.991606      2,633,502        0.00%      43.45%

        Gartmore GVIT Total Return Fund - Class I
           2003 ...............................     0.40%      121,505     9.672247      1,175,226        0.58%      27.00%
           2002 ...............................     0.40%      633,169     7.615719      4,822,037        0.75%     -17.68%
           2001 ...............................     0.40%      205,773     9.251754      1,903,761        0.49%     -12.17%
           2000 ...............................     0.40%       18,361    10.534111        193,417        0.90%      -2.51%
           1999 ...............................     0.40%       13,172    10.805244        142,327        0.21%       6.52%

        Gartmore GVIT U.S.Growth Leaders Fund - Class I
           2003 ...............................     0.40%           11    12.431976            137        0.00%      51.53%

        Gartmore GVIT Worldwide Leaders Fund - Class I
           2003 ...............................     0.40%           22     9.033664            199        0.00%      35.52%
           2002 ...............................     0.40%        1,945     6.666122         12,966        1.98%     -25.69%
           2001 ...............................     0.40%      132,145     8.970354      1,185,387        1.71%     -19.14%
           2000 ...............................     0.40%       92,654    11.093053      1,027,816        0.65%     -12.67%
           1999 ...............................     0.40%       87,461    12.702408      1,110,965        0.14%      22.43%

        Goldman Sachs VIT Mid Cap Value Fund
           2003 ...............................     0.40%      168,012    12.630569      2,122,087        1.17%      27.88%

        J. P. Morgan GVIT Balanced Fund - Class I
           2003 ...............................     0.40%        9,355     9.863609         92,274        2.19%      17.94%
           2002 ...............................     0.40%       68,208     8.363123        570,432        1.80%     -12.66%
           2001 ...............................     0.40%      270,829     9.575644      2,593,362        2.65%      -4.06%
           2000 ...............................     0.40%      133,237     9.980967      1,329,834        2.82%      -0.75%
           1999 ...............................     0.40%       74,582    10.056111        750,005        5.55%       0.47%

        Janus AS - Balanced Portfolio - Service Shares
           2003 ...............................     0.40%           77    11.365300            875        2.00%      13.27%
           2002 ...............................     0.40%       19,826    10.033996        198,934        2.14%       0.34% 9/3/02

        Janus AS - Capital Appreciation Portfolio - Service Shares
           2003 ...............................     0.40%       32,497     6.406568        208,194        0.21%      19.75%
           2002 ...............................     0.40%       97,497     5.349794        521,589        0.32%     -16.26%
           2001 ...............................     0.40%      419,473     6.388873      2,679,960        0.54%     -22.14%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                                                  Contract                                           Investment
                                                   Expense                Unit         Contract        Income       Total
                                                    Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   -------   ----------   --------------   ----------   ---------------
        Janus AS - Global Technology Portfolio - Service Shares
           2003 ...............................     0.40%      6,748   $ 3.514240     $   23,714        0.00%      45.89%
           2002 ...............................     0.40%    109,443     2.408830        263,630        0.00%     -41.17%
           2001 ...............................     0.40%    147,511     4.094407        603,970        0.76%     -37.57%
           2000 ...............................     0.40%    186,433     6.558143      1,222,654        1.21%     -34.42% 1/27/00

        Janus AS - International Growth Portfolio - Service Shares
           2003 ...............................     0.40%     43,912     6.228826        273,520        1.04%      34.00%
           2002 ...............................     0.40%    160,475     4.648509        745,969        0.65%     -26.05%
           2001 ...............................     0.40%    173,301     6.286392      1,089,438        0.69%     -23.74%
           2000 ...............................     0.40%     34,488     8.243024        284,285        5.07%     -17.57% 1/27/00

        MAS GVIT Multi Sector Bond Fund - Class I
           2003 ...............................     0.40%          1    13.159481             13        5.42%      11.67%
           2002 ...............................     0.40%    150,457    11.784392      1,773,044        5.16%       6.78%
           2001 ...............................     0.40%    125,046    11.036224      1,380,036        3.64%       3.77%
           2000 ...............................     0.40%    305,925    10.635225      3,253,581        9.71%       5.23%
           1999 ...............................     0.40%     41,704    10.106222        421,470        6.57%       1.15%

        Neuberger Berman AMT - Fasciano Portfolio - S Class
           2003 ...............................     0.40%        442    12.528578          5,538        0.00%      24.56%

        Neuberger Berman AMT - Growth Portfolio
           2002 ...............................     0.40%      5,625     5.213178         29,324        0.00%     -31.44%
           2001 ...............................     0.40%    124,202     7.603675        944,392        0.00%     -23.96% 1/2/01

        Neuberger Berman AMT - Guardian Portfolio
           2003 ...............................     0.40%      2,004    10.156098         20,353        0.83%      31.24%
           2002 ...............................     0.40%     91,943     7.738827        711,531        0.68%     -26.74%
           2001 ...............................     0.40%    135,015    10.563782      1,426,269        0.33%      -1.90%
           2000 ...............................     0.40%     70,872    10.768698        763,199        0.76%       0.73%
           1999 ...............................     0.40%     49,845    10.690765        532,881        0.70%      14.47%

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2002 ...............................     0.40%     13,152    11.316350        148,833        9.00%       4.92%
           2001 ...............................     0.40%    599,545    10.785897      6,466,631        7.59%       7.86% 1/2/01

        Neuberger Berman AMT - Mid-Cap Growth Portfolio
           2003 ...............................     0.40%    371,607    10.753194      3,995,962        0.00%      27.56%
           2002 ...............................     0.40%     66,544     8.429938        560,962        0.00%     -29.62%
           2001 ...............................     0.40%     80,698    11.978031        966,603        0.00%     -24.95%
           2000 ...............................     0.40%    110,315    15.959556      1,760,578        0.00%      -7.83%
           1999 ...............................     0.40%     43,280    17.314889        749,388        0.00%      53.28%

        Neuberger Berman AMT - Partners Portfolio
           2003 ...............................     0.40%      5,347     9.853739         52,688        0.00%      34.55%
           2002 ...............................     0.40%     62,770     7.323519        459,697        0.67%     -24.45%
           2001 ...............................     0.40%    620,024     9.693032      6,009,912        0.66%      -3.22%
           2000 ...............................     0.40%    200,302    10.015242      2,006,073        0.46%       0.30%
           1999 ...............................     0.40%    104,066     9.985118      1,039,111        0.67%       6.94%

        One Group(R) IT Mid Cap Growth Portfolio
           2003 ...............................     0.40%     54,174    12.919754        699,915        0.00%      26.64%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
           2003 ...............................     0.40%     34,906     9.644393        336,647        0.00%      25.09%
           2002 ...............................     0.40%    347,561     7.709999      2,679,695        0.63%     -28.08%
           2001 ...............................     0.40%    466,261    10.720152      4,998,389        1.18%     -31.54%
           2000 ...............................     0.40%    315,802    15.659821      4,945,403        0.00%     -11.59%
           1999 ...............................     0.40%    178,401    17.712996      3,160,016        0.00%      82.87%

        Oppenheimer Bond Fund/VA - Initial Class
           2002 ...............................     0.40%     28,931    11.571334        334,770        6.25%       8.64%
           2001 ...............................     0.40%    193,237    10.650688      2,058,107        2.20%       6.51% 1/2/01

                                                  Contract                                            Investment
                                                   Expense                 Unit         Contract        Income       Total
                                                    Rate*      Units    Fair Value   Owners' Equity     Ratio**    Return***
                                                  --------   ---------  ----------   --------------   ----------   --------------
        Oppenheimer Capital Appreciation Fund/VA - Initial Class
           2003 ...............................     0.40%      145,672   $12.363752    $ 1,801,052         0.40%     30.42%
           2002 ...............................     0.40%      385,650     9.479881      3,655,916         0.60%    -27.15%
           2001 ...............................     0.40%      660,576    13.013036      8,596,099         0.62%    -12.93%
           2000 ...............................     0.40%      260,790    14.945030      3,897,514         0.09%     -0.63%
           1999 ...............................     0.40%      127,994    15.039330      1,924,944         0.01%     41.09%

        Oppenheimer Global Securities Fund/VA - Initial Class
           2003 ...............................     0.40%      172,526     9.265284      1,598,502         0.99%     42.45%
           2002 ...............................     0.40%       58,355     6.504237        379,555         0.59%    -22.45%
           2001 ...............................     0.40%      258,325     8.386697      2,166,494         2.73%    -12.39%

        Oppenheimer Main Street(R) Growth & Income Fund/VA - Initial Class
           2003 ...............................     0.40%          844     8.993106          7,590         0.75%     26.21%
           2002 ...............................     0.40%       32,855     7.125335        234,103         0.69%    -19.12%
           2001 ...............................     0.40%       57,708     8.809927        508,403         0.52%    -10.52%
           2000 ...............................     0.40%       55,343     9.845729        544,892         0.30%     -9.14%
           1999 ...............................     0.40%       48,784    10.835877        528,617         1.08%     21.22%

        Oppenheimer Multiple Strategies Fund/VA - Initial Class
           2002 ...............................     0.40%       18,208     9.152173        166,643         3.42%    -10.76%
           2001 ...............................     0.40%       92,958    10.255584        953,339         6.64%      2.56% 1/2/01

        PIMCO VIT Low Duration Portfolio - Administrative Shares
           2002 ...............................     0.40%       44,486    10.182621        452,984         0.17%      1.83% 9/3/02

        PIMCO VIT Real Return Portfolio - Administrative Shares
           2003 ...............................     0.40%       47,106    11.230805        529,038         2.65%      8.42%

        PIMCO VIT Total Return Portfolio - Administrative Shares
           2003 ...............................     0.40%    1,610,411    10.804064     17,398,984         2.81%      4.62%

        Pioneer High Yield VCT Portfolio - Class I Shares
           2003 ...............................     0.40%          588    13.697677          8,054         7.87%     32.26%

        Royce Capital Fund - Micro Cap
           2003 ...............................     0.40%       18,552    15.012271        278,508         0.00%     48.57%
           2002 ...............................     0.40%       56,216    10.104573        568,039         0.00%      1.05% 9/3/02

        Strong GVIT Mid Cap Growth Fund - Class I
           2003 ...............................     0.40%        7,736     9.918443         76,729         0.00%     39.58%
           2002 ...............................     0.40%       19,365     7.106122        137,610         0.00%    -37.27%
           2001 ...............................     0.40%       77,229    11.327538        874,814         0.00%    -30.59%
           2000 ...............................     0.40%       71,051    16.319202      1,159,496         0.00%    -15.72%
           1999 ...............................     0.40%       48,159    19.361969        932,453         0.00%     84.02%

        Strong Opportunity Fund II, Inc.
           2003 ...............................     0.40%      866,829     9.397220      8,145,783         0.09%     36.46%
           2002 ...............................     0.40%      243,964     6.886442      1,680,044         0.33%    -27.11%
           2001 ...............................     0.40%      776,389     9.447854      7,335,210         0.66%     -4.09%
           2000 ...............................     0.40%       48,820     9.828296        479,817         0.00%     -1.49% 5/1/00

        Strong VIF - Strong Discovery Fund II
           2002 ...............................     0.40%        2,127    10.111953         21,508         0.00%    -12.37%
           2001 ...............................     0.40%        1,313    11.539004         15,151         0.00%      6.82% 1/2/01

        Strong VIF - Strong International Stock Fund II
           2001 ...............................     0.40%       38,838     7.139083        277,268         0.00%    -21.09% 1/2/01

        T. Rowe Price Equity Income Portfolio - II
           2003 ...............................     0.40%      114,138    12.612824      1,439,603         1.61%     24.67%
           2002 ...............................     0.40%       19,349    10.116880        195,752         0.00%      1.17% 9/3/02

        T. Rowe Price Mid Cap Growth Portfolio - II
           2003 ...............................     0.40%          654    14.089414          9,214         0.00%     37.54%

        Turner GVIT Growth Focus Fund - Class I
           2003 ...............................     0.40%           20     3.293722             66         0.00%     50.36%

        Van Eck WIT - Worldwide Bond Fund
           2002 ...............................     0.40%          939    11.333817         10,642         0.00%     21.17%

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-C

                               Contract                                           Investment
                               Expense                 Unit         Contract        Income        Total
                                Rate*      Units    Fair Value   Owners' Equity     Ratio**     Return***
                               --------   -------   ----------   --------------   -----------   ---------
        Van Eck WIT - Worldwide Emerging Markets Fund
           2003 ............     0.40%      3,429   $10.608507     $     36,377      0.11%        53.57%
           2002 ............     0.40%     21,479     6.907806          148,373      0.21%        -3.29%
           2001 ............     0.40%     56,168     7.142729          401,193      0.00%        -2.20%
           2000 ............     0.40%    124,869     7.303734          912,010      0.00%       -42.10%
           1999 ............     0.40%     38,228    12.613718          482,197      0.00%        99.48%

        Van Eck WIT - Worldwide Hard Assets Fund
           2003 ............     0.40%        584    11.413041            6,665      0.45%        44.50%
           2002 ............     0.40%      4,697     7.898317           37,098      0.71%        -3.22%
           2001 ............     0.40%     18,257     8.161281          149,001      1.95%       -10.80%
           2000 ............     0.40%     56,278     9.149843          514,935      0.87%        10.96%
           1999 ............     0.40%     38,220     8.246159          315,168      0.67%        20.52%

        Van Kampen UIF - Emerging Markets Debt Portfolio
           2003 ............     0.40%        427    14.693571            6,274      0.00%        27.35%
           2002 ............     0.40%     18,217    11.537562          210,180     11.04%         8.79%
           2001 ............     0.40%      6,255    10.605749           66,339      1.69%         9.66%
           2000 ............     0.40%     64,183     9.671636          620,755     18.74%        10.94%
           1999 ............     0.40%      7,107     8.717559           61,956     10.07%        28.86%

        Van Kampen UIF - Mid Cap Growth Portfolio
           2003 ............     0.40%          2     5.907110               12      0.00%        41.20%
           2002 ............     0.40%     96,523     4.183540          403,808      0.00%       -31.43%
           2001 ............     0.40%     27,935     6.101338          170,441      0.00%       -29.60%

        Van Kampen UIF - U.S. Real Estate Portfolio
           2003 ............     0.40%      6,684    16.228488          108,471      0.00%        36.96%
           2002 ............     0.40%    103,455    11.848822        1,225,820      3.37%        -1.18%
           2001 ............     0.40%    152,921    11.990690        1,833,628      5.91%         9.40%
           2000 ............     0.40%     39,041    10.960329          427,902      8.70%        15.00%
           1999 ............     0.40%     51,147     8.593033          439,508      3.24%        -3.76%
                                                                   ------------
        Contract Owners' Equity Total By Year

           2003 ..............................................     $383,208,644
                                                                   ============
           2002 ..............................................     $354,676,076
                                                                   ============
           2001 ..............................................     $408,763,705
                                                                   ============
           2000 ..............................................     $237,376,916
                                                                   ============
           1999 ..............................................     $122,181,811
                                                                   ============

* This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-C:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

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                                       62

                                                                    ------------
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